As filed with the Securities and Exchange Commission on August         , 2013

Securities Act Registration No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Advisers Investment Trust

(Exact Name of Registrant as Specified in Charter)

4041 N. High Street, Suite 402

Columbus, Ohio 43214

(Address of Principal Executive Offices)

Dina A. Tantra

4041 N. High Street, Suite 402

Columbus, OH 43214

(Name and Address of Agent for Service)

With a copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

614-469-3297 (phone)

Title of securities being registered: Shares of a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

Each a series of DundeeWealth Funds

1055 Westlakes Drive, Suite 301

Berwyn, PA 19312

August 26, 2013

Dear Valued Shareholder:

A Special Meeting of Shareholders of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each a “Transferring Fund” and collectively the “Transferring Funds”), each a series of DundeeWealth Funds (the “Trust”), has been scheduled for October 18, 2013 (the “Special Meeting”) to vote on a proposal (the “Reorganization”) to reorganize the Transferring Funds into the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund, respectively, (each an “Acquiring Fund” and collectively, the “Acquiring Funds”), newly-created series of Advisers Investment Trust (“AIT”) that are designed to be substantially identical from an investment perspective to the Transferring Funds. DundeeWealth US, LP (“DWUS”) is the investment adviser for the Transferring Funds. JO Hambro Capital Management Limited (“JOHCM”) is the sub-adviser for the Transferring Funds and the investment adviser for the Acquiring Funds. The investment objectives, policies and strategies of the Acquiring Funds and Transferring Funds are substantially identical. For the reasons discussed below and in the attached Proxy Statement/Prospectus and based on the recommendations of DWUS and JOHCM, the Board of Trustees of the Trust (the “Board”) has determined that it is in the best interests of each Transferring Fund and its shareholders that such Transferring Fund operate as a series of AIT. As a result, the Board has approved the Reorganization and has recommended the Reorganization to shareholders. The Board recommends that shareholders vote “FOR” the Reorganization.

If the Reorganization is approved by shareholders, each shareholder of the Transferring Funds will receive a number of full and fractional shares of the corresponding Acquiring Fund and share class equal in dollar value to the class of Transferring Fund shares that the shareholder owned at the time of the Reorganization. In other words, your shares in each class of the Transferring Funds would in effect be converted into the same class of shares of the Acquiring Funds. The Acquiring Funds are newly-organized funds that will commence operations upon consummation of the Reorganization. The Transferring Funds would then be dissolved. The Reorganization is not expected to have any federal or state tax consequences for the Transferring Funds or their shareholders. The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

If shareholders of a Transferring Fund do not approve the Reorganization with respect to their Fund, then the Reorganization will not be implemented for any of the Transferring Funds. As a result, even though the reorganization proposal is to be considered separately by shareholders of each Transferring Fund, no Transferring Fund will proceed with the Reorganization unless all three Funds proceed with the Reorganization.

If you have any questions regarding the proposal to be voted on, please do not hesitate to call (888)              -                     .

If you are a shareholder of record of a Transferring Fund as of the close of business August 26, 2013, the Record Date for the Special Meeting, you are entitled to vote at the Special Meeting and at any adjournment or postponement thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by completing and signing the enclosed Proxy Card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please mark, sign and date the enclosed Proxy Card and promptly return it so that the maximum number of shares may be voted. In the alternative, please call the toll-free number on your proxy card to vote by telephone. You should use the enclosed instructions to vote by telephone. You can also vote on the Internet at the website address listed on your proxy ballot. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy again at the Special Meeting, through the toll-free number or the Internet address listed in the enclosed voting instructions.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Transferring Funds.

Sincerely,

DundeeWealth Funds

Amy Duling

President

(ii)

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

Each a series of DundeeWealth Funds

1055 Westlakes Drive, Suite 301

Berwyn, PA 19312

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD OCTOBER 18, 2013.

DundeeWealth Funds, a Delaware statutory trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund, each a series of the Trust (the “Transferring Funds”), on October 18, 2013 at 9:00 a.m. Eastern time at 1055 Westlakes Drive, Suite 301 Berwyn, PA 19312. At the Special Meeting, you and the other shareholders of the Transferring Funds will be asked to consider and vote separately upon:

1.	An Agreement and Plan of Reorganization providing for the sale of all of the assets of the Transferring Funds to, and the assumption of all of the liabilities of the Transferring Funds by, the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (the “Acquiring Funds”), respectively, each a newly-created series of Advisers Investment Trust, in exchange for the Acquiring Funds’ shares, which would be distributed pro rata by the Transferring Funds to the holders of their shares in complete liquidation of the Transferring Funds (the “Reorganization”); and

2.	The transaction of such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Only shareholders of record at the close of business on August 26, 2013 will be entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof.

YOUR VOTE IS IMPORTANT.

Please return your Proxy Card promptly or vote your proxy on the Internet or by telephone using the website address and toll-free telephone number found on your Proxy

Card

Based on recommendations of DundeeWealth US, LP, the investment adviser for the

Transferring Funds, and JO Hambro Capital Management Limited, the sub-adviser to the

Transferring Funds and the investment adviser for the Acquiring Funds, the Board of

Trustees of the Trust recommends that you vote in favor of the Reorganization.

(iii)

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your votes, commonly referred to as “proxy voting”. Whether or not you expect to attend the Special Meeting, please submit your vote by toll-free telephone or through the Internet according to the enclosed voting instructions. You may also vote by completing, dating and signing your proxy card and mailing it in the enclosed postage prepaid envelope. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy again through the toll-free number or Internet website address listed in the enclosed voting instructions.

By Order of the Board of Trustees of DundeeWealth Funds

David Lebisky

Secretary

(iv)

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

Each a series of DundeeWealth Funds

1055 Westlakes Drive, Suite 301

Berwyn, PA 19312

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: September 13, 2013

Question: What is this document and why did you send it to me?

Answer: At a meeting of the Board of Trustees (the “Board”) of DundeeWealth Funds (the “Trust”) held on August 1, 2013, the Board approved, upon the recommendation of the investment adviser DundeeWealth US, LP (“DWUS”), and the sub-adviser, JO Hambro Capital Management, Limited (“JOHCM”), a plan to reorganize (the “Reorganization”) the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each a “Transferring Fund” and collectively the “Transferring Funds”), each a series of the Trust, into the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each an “Acquiring Fund” and collectively the “Acquiring Funds”), respectively, each a newly-created series of Advisers Investment Trust (“AIT”). In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of the shareholders of the Transferring Funds, and concluded that the interests of the shareholders of the Transferring Funds will not be diluted as a result of the Reorganization. For more information regarding the factors considered by the Board in coming to these conclusions, please review “Reasons for the Reorganization” in this Proxy Statement/Prospectus.

Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on October 18 2013 (the “Special Meeting”) to consider the proposal. If shareholders of any Transferring Fund do not approve the Reorganization with respect to their Fund, then the Reorganization will not be implemented for any Transferring Fund. As a result, even though the Reorganization proposal is to be considered separately by shareholders of each Transferring Fund, no Transferring Fund will proceed with the Reorganization unless all Transferring Funds proceed with the Reorganization.

We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a form of Proxy.

(v)

Question: Why is the Reorganization being proposed?

Answer: DWUS has informed the Board of Trustees of the Trust that it has decided to exit the sponsored mutual fund business. Rather than liquidating the Transferring Funds and distributing proceeds to Transferring Fund shareholders, which may result in taxable gains, DWUS and JOHCM have recommended that the Transferring Funds, through a tax-free reorganization, become series of AIT. If the Reorganization is approved, JOHCM will continue to manage the Transferring Funds. If the Reorganization is not approved, the Board of Trustees will consider other options.

Question: Are there any significant differences between the investment objectives and policies of the Transferring and Acquiring Funds?

Answer: Each Acquiring Fund is a newly-organized fund without assets or liabilities that has been created for the purpose of acquiring the assets and liabilities of its corresponding Transferring Fund. Each Acquiring Fund has an identical investment objective and substantially identical investment strategies as its corresponding Transferring Fund.

Question: How will the proposed Reorganization affect the fees and expenses I pay as a shareholder of the Funds?

Answer: Neither the Transferring Funds nor the Acquiring Funds assess sales charges or redemption fees. The expense ratio, absent fee waivers and reimbursements (“Gross Expense Ratio”), for the Acquiring JOHCM Emerging Markets Opportunities Fund and Acquiring JOHCM Global Equity Fund is expected to be lower than the Gross Expense Ratio of the corresponding Transferring Fund. With respect to the Acquiring JOHCM International Select Fund, the Gross Expense Ratio is expected to be higher than the Gross Expense Ratio of the Transferring JOHCM International Select Fund. The increase in Gross Expense Ratio for the Acquiring JOHCM International Select Fund is partially due to the higher management fee of the Acquiring JOHCM International Select Fund (0.89%) versus the management fee of the Transferring JOHCM International Select Fund (0.85%) and higher “Total Other Expenses” as detailed in “OVERVIEW – Comparison of Fees and Expenses” in the Proxy Statement/Prospectus. However, JOHCM has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Funds so that the expenses you pay as a shareholder in the Acquiring Funds, after fee waivers and/or expense reimbursements (“Capped Expense Ratio”), are expected to be the same for the Acquiring JOHCM Emerging Markets Opportunities Fund and the Acquiring JOHCM Global Equity Fund as the Capped Expense Ratio of the corresponding Transferring Fund and slightly lower for the Acquiring JOHCM International Select Fund versus the Transferring JOHCM International Select Fund. JOHCM has agreed to maintain the Capped Expense Ratio of each Acquiring Fund until January 28, 2016. Please refer to the tables below for a comparison of the Gross and Capped Expense Ratios of the Transferring Funds and the Acquiring Funds.

	Transferring JOHCM Emerging Markets Opportunities Fund			Acquiring JOHCM Emerging Markets Opportunities Fund
	Institutional Shares	Class I Shares	Class II Shares	Institutional Shares	Class I Shares	Class II Shares
Gross Expense Ratio	1.90%	2.00%	2.15%	1.69%	1.79%	1.94%
Capped Expense Ratio	1.29%	1.39%	1.54%	1.29%	1.39%	1.54%

	Transferring JOHCM Global Equity Fund			Acquiring JOHCM Global Equity Fund
	Institutional Shares	Class I Shares	Class II Shares	Institutional Shares	Class I Shares	Class II Shares
Gross Expense Ratio	1.44%	1.54%	1.69%	1.36%	1.46%	1.61%
Capped Expense Ratio	1.08%	1.18%	1.33%	1.08%	1.18%	1.33%

	Transferring JOHCM International Select Fund		Acquiring JOHCM International Select Fund
	Class I Shares	Class II Shares	Class I Shares	Class II Shares
Gross Expense Ratio	1.11%	1.36%	1.19%	1.44%
Capped Expense Ratio	1.09%	1.34%	1.05%	1.30%

(vi)

Question: Will there be changes in the management and operation of the Transferring Funds?

Answer: DWUS will not be the investment adviser of the Acquiring Funds. JOHCM, the current sub-adviser of each Transferring Fund, is the investment adviser of each Acquiring Fund. Thus, there will be no change in the day-to-day management of each Transferring Fund’s investment portfolio. However, as a series of the Trust, the Transferring Funds use of a number of other service providers that provide an array of services to all series of the Trust. These services include custody, administration, accounting, transfer agency, distribution and compliance services (“Third Party Service Arrangements”). If the Reorganization is approved, these Third Party Service Arrangements will change. Third Party Service Arrangements are provided to the Acquiring Funds by The Northern Trust Company, Beacon Hill Fund Services, Inc. and BHIL Distributors, Inc. In addition, the Board of Trustees of AIT is different from the Board of Trustees of the Trust.

Question: How will the Reorganization work?

Answer: Pursuant to an Agreement and Plan of Reorganization (the “Plan”) (attached as Appendix A), each Transferring Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in return for corresponding shares of the Acquiring Fund. Each Transferring Fund will then distribute the shares it receives from each Acquiring Fund to its shareholders. Shareholders of each Transferring Fund will become shareholders of each Acquiring Fund, and each shareholder will hold shares in the same class with the same net asset value as he or she held prior to the Reorganization. If the Plan is carried out as proposed, we do not expect that the transaction will have any federal or state tax consequences to the Transferring Funds or their shareholders. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposal. The chart below indicates which Fund and share class you will receive in the Reorganization, depending on which Transferring Fund and share class you currently own:

DundeeWealth Funds	Advisers Investment Trust
JOHCM Emerging Markets Opportunities Fund – Institutional Class Shares	JOHCM Emerging Markets Opportunities Fund – Institutional Class Shares

JOHCM Emerging Markets Opportunities Fund – Class I Shares	JOHCM Emerging Markets Opportunities Fund – Class I Shares

JOHCM Emerging Markets Opportunities Fund – Class II Shares	JOHCM Emerging Markets Opportunities Fund – Class II Shares

JOHCM Global Equity Fund – Institutional Class Shares	JOHCM Global Equity Fund – Institutional Class Shares

JOHCM Global Equity Fund – Class I Shares	JOHCM Global Equity Fund – Class I Shares

JOHCM Global Equity Fund – Class II Shares	JOHCM Global Equity Fund – Class II Shares

JOHCM International Select Fund – Class I Shares	JOHCM International Select Fund – Class I Shares

JOHCM International Select Fund – Class II Shares	JOHCM International Select Fund – Class II Shares

(vii)

Question: How will this affect my investment?

Answer: Your investment will not be affected by the Reorganization. Following the Reorganization, you will be a shareholder of the applicable Acquiring Fund, each of which has an identical investment objective and substantially identical investment strategies, as well as the same portfolio managers, as the corresponding Transferring Fund. Each Acquiring Fund will be managed in the same way as its corresponding Transferring Fund. The primary differences will be the service providers that provide Third Party Service Arrangements (i.e., custody, administrative, distribution and other general support services) to the Transferring Funds, and the fact that the Acquiring Funds will be part of AIT instead of the Trust, and will have a different Board of Trustees. You will receive shares of the applicable Acquiring Fund class equal in value as of the last business day prior to the Reorganization closing date to shares of the Transferring Fund class you currently hold. The Reorganization will not affect the value of your investment at the time of Reorganization and your interest in the Transferring Funds will not be diluted. The Reorganization is expected to be tax-free to each Transferring Fund and its shareholders.

Question: What will happen if the Reorganization is not approved?

Answer: If shareholders of a Transferring Fund fail to approve the Reorganization, none of the Transferring Funds will be reorganized into the Acquiring Funds, and DWUS, JOHCM and the Board will consider other alternatives for the Transferring Funds, which may include liquidating the Transferring Funds.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum is present at the Special Meeting so that the proposal can be acted upon. Your immediate response, even if you are a small investor, on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Question: How does the Board of Trustees suggest that I vote?

Answer: After careful consideration and upon recommendation of DWUS and JOHCM, the Board recommends that you vote “FOR” the Reorganization.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: JOHCM will pay all identifiable expenses relating to the proposed Reorganization, including the expenses relating to the Special Meeting and the Proxy Statement/Prospectus. Neither the Transferring Funds and their shareholders nor the Acquiring Funds will pay any expenses relating to the proposed Reorganization.

(viii)

Question: How do I cast my vote?

Answer: You may vote on the Internet at the website provided on your Proxy Card or you may vote by telephone using the toll free number found on your Proxy Card. You may also use the enclosed postage-paid envelope to mail your proxy card. Please follow the enclosed instructions to use these methods of voting. You also may vote in person at the Special Meeting.

Question: Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call shareholder services at (888)              -             .

(ix)

COMBINED PROXY STATEMENT AND PROSPECTUS

September 13, 2013

FOR THE REORGANIZATION OF

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

Each a series of DundeeWealth Funds

1055 Westlakes Drive, Suite 301

Berwyn, PA 19312

1-888-572-0968

INTO

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

Each a series of Advisers Investment Trust

4041 N. High Street, Suite 402

Columbus, OH 43214

1-866-252-5393

This Proxy Statement/Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of DundeeWealth Funds (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund, each a series of the Trust (individually a “Transferring Fund” or, collectively, the “Transferring Funds”) advised by DundeeWealth US, LP (“DWUS”) and sub-advised by JO Hambro Capital Management Limited (“JOHCM”), to be held at the offices of the Trust, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312 on October 18, 2013 at 9:00 a.m. Eastern Time. At the Special Meeting, shareholders of the Transferring Funds will be asked:

1.	To approve an Agreement and Plan of Reorganization (the “Plan”) providing for the sale of all of the assets of the Transferring Funds to, and the assumption of all of the liabilities of the Transferring Funds by, the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each an “Acquiring Fund” or, collectively, the “Acquiring Funds”), respectively, each a newly-created series of Advisers Investment Trust (“AIT”), in exchange for the Acquiring Funds’ shares, which would be distributed pro rata by the Transferring Funds to the holders of their shares in complete liquidation of the Transferring Funds (the “Reorganization”); and

2.	To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

(x)

Shareholders of each Transferring Fund at the close of business on August 26, 2013 (the “Record Date”) will be entitled to be present and vote at the Special Meeting. Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Trust, in person at the time of the Special Meeting, or by voting the proxy again through the toll-free number or through the Internet address listed in the enclosed voting instructions.

Each Transferring Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. Each Acquiring Fund is a newly-organized series of AIT, an open-end management investment company registered with the SEC and organized as an Ohio business trust. The Acquiring Funds have been created in connection with the Plan for the purpose of acquiring the assets and liabilities of the Transferring Funds and currently have no assets or liabilities. The Acquiring Funds will not commence operations until the date of the Reorganization. The Acquiring Funds do not have any annual or semiannual reports to date.

The Transferring Funds’ Prospectus dated March 21, 2013 with respect to the JOHCM Global Equity Fund and dated February 1, 2013 (as revised March 21, 2013) with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund, the Annual Report to Shareholders of the JOHCM International Select Fund for the fiscal year ended September 30, 2012, containing audited financial statements, and the Semi-Annual Report to Shareholders for the period ended March 31, 2013 with respect to each of the Transferring Funds, have been previously provided to shareholders. Copies of these documents are available upon request and without charge by writing to the Trust, through the Internet at www.dundeewealthus.com or by calling 1-888-572-0968. A copy of the current Statement of Additional Information for the Transferring Funds is incorporated herein by reference, which means that it is considered legally to be part of this Proxy Statement/Prospectus.

The following documents relating to the Acquiring Funds have been filed with the U.S. Securities and Exchange Commission (the “SEC”):

•	Preliminary Prospectus for the Acquiring Funds filed July 17, 2013

•	Preliminary Statement of Additional for the Acquiring Funds filed July 17, 2013

Accompanying this Proxy Statement/Prospectus at Appendix A is a copy of the Agreement and Plan of Reorganization pertaining to the Reorganization.

The Transferring Funds expect that this combined Proxy Statement/Prospectus will be mailed to shareholders on or about September 13, 2013.

This combined Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference.

(xi)

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this combined Proxy Statement/Prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Acquiring Funds involves investment risk, including the possible loss of principal.

Important Notice Regarding Internet Availability of Proxy Materials

This Proxy Statement/Prospectus is available at [www.                     .com/funds.

The Trust’s annual and semi-annual reports

are available by calling [1-888-572-0968].

(xii)

(xiii)

OVERVIEW

This Overview is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Transferring Funds with those of the Acquiring Funds. This Overview is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. The Overview is qualified in its entirety by reference to the Prospectus for the Transferring Funds. For more complete information, please read the Prospectus for the Transferring Funds.

The Reorganization

Pursuant to the Reorganization Agreement, the Transferring Funds will transfer all of their assets and liabilities to the Acquiring Funds in exchange solely for shares of the Acquiring Funds. The Transferring Funds will then distribute the Acquiring Funds shares that they receive to their shareholders in complete liquidation. The result of the Reorganization is that shareholders of the Transferring Funds will become shareholders of the Acquiring Funds. No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization. If shareholders of the Transferring Funds do not vote to approve the Reorganization, the Board of Trustees of the Trust will consider other possible courses of action in the best interests of shareholders, which may include liquidating the Transferring Funds.

The Board of Trustees of the Trust, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), has concluded that the Reorganization would be in the best interests of the Transferring Funds and their shareholders, and that the interests of existing shareholders in the Transferring Funds will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization. The Board of Trustees of the Trust recommends that you vote FOR approval of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the Transferring Funds will not recognize a gain or loss in the respective transactions. Nevertheless, the sale of securities by the Transferring Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

The Funds

AIT is an open-end management investment company established as a business trust under the laws of Ohio in March 2011. AIT offers redeemable shares in different series of investment portfolios. The Acquiring Funds are a series of AIT. The Trust is an open-end management investment company organized as a Delaware statutory trust in June 2006 that offers redeemable shares in different series of investment portfolios. The Transferring Funds are a series of the Trust. The Transferring Funds and the Acquiring Funds have identical names. Therefore, in order to avoid confusion, individual Funds may at times be referred to as either a “Trust” Fund (e.g., JOHCM Global Equity Fund (Trust) or an “AIT” Fund (e.g. JOHCM Global Equity Fund (AIT)).

The JOHCM Emerging Markets Opportunities Fund (Trust) and JOHCM Global Equity Fund (Trust) each offer three classes of shares, designated Class I, Class II, and Institutional Class. The JOHCM International Select Fund (Trust) offers two classes of shares, designated Class I and Class II. The JOHCM Emerging Markets Opportunities Fund (AIT) and JOHCM Global Equity Fund (AIT) each offer three classes of shares, designated as Class I, Class II, and Institutional Class. The JOHCM International Select Fund (AIT) offers two classes of shares, designated Class I and Class II.

DundeeWealth Funds	Institutional Class Shares	Class I Shares	Class II Shares
JOHCM Emerging Markets Opportunities Fund	✓	✓	✓
JOHCM Global Equity Fund	✓	✓	✓
JOHCM International Select Fund		✓	✓

Advisers Investment Trust	Institutional Class Shares	Class I Shares	Class II Shares
JOHCM Emerging Markets Opportunities Fund	✓	✓	✓
JOHCM Global Equity Fund	✓	✓	✓
JOHCM International Select Fund		✓	✓

If the Reorganization is approved, Class I, Class II and Institutional Class shareholders of each of the JOHCM Emerging Markets Opportunities Fund (Trust) and the JOHCM Global Equity Fund (Trust) will receive Class I, Class II and Institutional Class shares, respectively, of the corresponding Acquiring Fund. Class I and Class II Shareholders of the JOHCM International Select Fund (Trust) will receive Class I and Class II shares, respectively, of the JOHCM International Select Fund (AIT).

Comparison of Fees and Expenses

If the Reorganization is approved by shareholders, you, as a shareholder, will pay the fees assessed by the Acquiring Funds. The following tables compare the current fees and expenses of the Transferring Funds with those of the Acquiring Funds. Because the Acquiring Funds were not operational as of the date of this Proxy Statement/Prospectus and because the JOHCM Emerging Markets Opportunities Fund (Trust) and JOHCM Global Equity Fund (Trust) are new funds, the expenses shown for these Funds are based, in part, on estimates.

Like all mutual funds, each of the Transferring Funds and Acquiring Funds incurs certain expenses in its operations and, as a shareholder, you pay these expenses indirectly. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The following tables compare the actual or estimated fees and expenses, as applicable, of the Transferring Funds with the current estimated fees and expenses for the Acquiring Funds. For the JOHCM Emerging Markets Opportunities Fund (Trust) and JOHCM Global Equity Fund (Trust), because these Funds are new, the expense information presented is based on estimated amounts for the first fiscal year and are compared to the estimated fees and expenses for the JOHCM Emerging Markets Opportunities Fund (AIT) and the JOHCM Global Equity Fund (AIT) on a pro forma basis assuming the Reorganization had occurred on October 1, 2012 at the estimated asset levels of the Transferring Funds. Because it has been in existence since July 29, 2009 and because it has experienced significant growth since October 1, 2012, the fees and expenses for the JOHCM International Select Fund (Trust) for the fiscal period ended March 31, 2013 are compared with the current estimated fees and expenses for the JOHCM International Select Fund (AIT) on a pro forma basis assuming the Reorganization had occurred on October 1, 2012.

As noted above, actual expense information for the Acquiring Funds is not provided as they are newly-organized funds created for the purpose of this Reorganization and will not commence operations until the consummation of the Reorganization is approved.

Comparison of Shareholder Fees—JOHCM Emerging Markets Opportunities Fund

	JOHCM Emerging Markets Opportunities Fund (Trust)			JOHCM Emerging Markets Opportunities Fund (AIT)
	Institutional Shares	Class I Shares	Class II Shares	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Other Expenses
Shareholder Servicing Fee	None	0.10%	0.25%	None	0.10%	0.25%
Administration, Accounting, Custody and Other Fees	0.85%	0.85%	0.85%	0.64%	0.64%	0.64%
Total Other Expenses[1]	0.85%	0.95%	1.10%	0.64%	0.74%	0.89%
Total Annual Fund Operating Expenses	1.90%	2.00%	2.15%	1.69%	1.79%	1.94%
Fee Waivers and Reimbursements	(0.61%)[2]	(0.61%)[2]	(0.61%)[2]	(0.40)%[3]	(0.40)%[3]	(0.40)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.29%	1.39%	1.54%	1.29%	1.39%	1.54%

[1]	“Total Other Expenses” are estimated for the first fiscal year.
[2]

DWUS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 31, 2014. If it becomes unnecessary to waive fees or make reimbursements, DWUS may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

[3]

JOHCM has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2016. If it becomes unnecessary for JOHCM to waive fees or make reimbursements, JOHCM may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Examples

These Examples are intended to help you compare the cost of investing in the JOHCM Emerging Markets Opportunities Fund (AIT) with the cost of investing in the JOHCM Emerging Markets Opportunities Fund (Trust), assuming the Reorganization has been completed. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

	1 Year[1]	3 Years
JOHCM Emerging Markets Opportunities Fund (Trust)
Institutional Shares	$193	$597
Class I Shares	$203	$627
Class II Shares	$218	$673

	1 Year	3 Years
JOHCM Emerging Markets Opportunities Fund (AIT)
Institutional Shares	$131	$452
Class I Shares	$142	$483
Class II Shares	$157	$530
[1]

Because of the timing of the Reorganization, the expense limitation agreement applicable to the JOHCM Emerging Markets Opportunities Fund (Trust) expires on January 31, 2014, less than one year from the date of this Proxy Statement/Prospectus. As a result, total annual fund operating expenses for the Fund after fee waivers and/or reimbursements (“Net Expenses”) cannot be used in calculating the Example for the 1 Year period. Assuming the expense limitation was in effect for one year from the effective date and Net Expenses were used, the Example for 1 Year would be $131 for Institutional Shares, $142 for Class I Shares and $157 for Class II Shares, respectively.

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Comparison of Shareholder Fees—JOHCM Global Equity Fund

	JOHCM Global Equity Fund (Trust)			JOHCM Global Equity Fund (AIT)
	Institutional Shares	Class I Shares	Class II Shares	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Other Expenses
Shareholder Servicing Fee	None	0.10%	0.25%	None	0.10%	0.25%
Administration, Accounting, Custody and Other Fees	0.49%	0.49%	0.49%	0.41%	0.41%	0.41%
Total Other Expenses[1]	0.49%	0.59%	0.74%	0.41%	0.51%	0.66%
Total Annual Fund Operating Expenses	1.44%	1.54%	1.69%	1.36%	1.46%	1.61%
Fee Waivers and Reimbursements	(0.36%)[2]	(0.36%)[2]	(0.36%)[2]	(0.28)%[3]	(0.28)%[3]	(0.28)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.08%	1.18%	1.33%	1.08%	1.18%	1.33%

[1]	“Total Other Expenses” are estimated for the first fiscal year.
[2]

DWUS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.08%, 1.18% and 1.33% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 31, 2014. If it becomes unnecessary to waive fees or make reimbursements, DWUS may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

[3]

JOHCM has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed 1.08%, 1.18% and 1.33% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2016. If it becomes unnecessary for JOHCM to waive fees or make reimbursements, JOHCM may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Examples

These Examples are intended to help you compare the cost of investing in the JOHCM Global Equity Fund (AIT) with the cost of investing in the JOHCM Global Equity Fund (Trust), assuming the Reorganization has been completed. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

	1 Year[1]	3 Years
JOHCM Global Equity Fund (Trust)
Institutional Shares	$147	$456
Class I Shares	$157	$486
Class II Shares	$172	$533

	1 Year	3 Years
JOHCM Global Equity Fund (AIT)
Institutional Shares	$110	$374
Class I Shares	$120	$405
Class II Shares	$135	$452

[1]

Because of the timing of the Reorganization, the expense limitation agreement applicable to the JOHCM Global Equity Fund (Trust) expires on January 31, 2014, less than one year from the date of this Proxy Statement/Prospectus. As a result, total annual fund operating expenses for the Fund after fee waivers and/or reimbursements (“Net Expenses”) cannot be used in calculating the Example for the 1 Year period. Assuming the expense limitation was in effect for one year from the effective date and Net Expenses were used, the Example for 1 Year would be $110 for Institutional Shares, $120 for Class I Shares and $135 for Class II Shares.

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Comparison of Shareholder Fees—JOHCM International Select Fund

	JOHCM International Select Fund (Trust)		JOHCM International Select Fund (AIT)
	Class I Shares	Class II Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%	0.89%	0.89%
Other Expenses
Shareholder Servicing Fee	None	0.25%	None	0.25%
Administration, Accounting, Custody and Other Fees	0.26%	0.26%	0.30%	0.30%
Total Other Expenses	0.26%	0.51%	0.30%[1]	0.55%[1]
Total Annual Fund Operating Expenses	1.11%	1.36%	1.19%	1.44%
Fee Waivers and Reimbursements	(0.02%)[2]	(0.02%)[2]	(0.14)%[3]	(0.14)%[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.09%	1.34%	1.05%	1.30%

[1]	“Total Other Expenses” are estimated for the first fiscal year.
[2]

DWUS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.09% and 1.34% for Class I Shares and Class II Shares, respectively, until January 31, 2014. If it becomes unnecessary to waive fees or make reimbursements, DWUS may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

[3]

JOHCM has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed 1.05%, and 1.30% for Class I Shares and Class II Shares, respectively, until January 28, 2016. If it becomes unnecessary for JOHCM to waive fees or make reimbursements, JOHCM may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Examples

These Examples are intended to help you compare the cost of investing in the JOHCM International Select Fund (AIT) with the cost of investing in the JOHCM International Select Fund (Trust), assuming the Reorganization has been completed. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

	1 Year[1]	3 Years	5 Years	10 Years
JOHCM International Select Fund (Trust)
Class I Shares	$113	$353	$612	$1,352
Class II Shares	$138	$431	$745	$1,635

	1 Year	3 Years	5 Years	10 Years
JOHCM International Select Fund (AIT)
Class I Shares	$107	$349	$627	$1,418
Class II Shares	$132	$427	$760	$1,699

[1]

Because of the timing of the Reorganization, the expense limitation agreement applicable to the JOHCM International Select Fund (Trust) expires on January 31, 2014, less than one year from the date of this Proxy Statement/Prospectus. As a result, total annual fund operating expenses for the Fund after fee waivers and/or reimbursements (“Net Expenses”) cannot be used in calculating the Example for the 1 Year period. Assuming the expense limitation was in effect for one year from the effective date and Net Expenses were used, the Example for 1 Year would be $111 for Class I Shares and $136 for Class II Shares.

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Fund Performance

The following information shows the past performance of the JOHCM International Select Fund (Trust). The JOHCM Emerging Markets Fund (Trust) and the JOHCM Global Equity Fund (Trust) have not been in operation for a full calendar year and, therefore, no performance information is presented with respect to these Transferring Funds. In addition, no performance information is presented for the Acquiring Funds because they have not yet commenced operations. If the Reorganization is approved, each Acquiring Fund will assume the performance history of the corresponding Transferring Fund.

Bar Chart and Performance Table

The bar chart and performance table below provide an indication of the risks of an investment in the JOHCM International Select Fund (Trust) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I only and will vary for Class II Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return – Class I

For the years ended December 31

Best Quarter:                         9/30/10                     20.80%

Worst Quarter:                     9/30/11                      (21.00)%

Average Annual Total Returns

For the Periods Ended December 31, 2012

	1 Year	Since Inception*
Class I Shares – Before Taxes	15.48%	9.50%
Class I Shares – After Taxes on Distributions	15.46%	9.46%
Class I Shares – After Taxes on Distributions and Sale of Fund Shares	10.28%	8.27%

Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	17.90%	7.32%

Class II – Before Taxes	15.15%	7.49%

Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	17.90%	4.05%

*	While Class I Shares of the JOHCM International Select Fund (Trust) commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010.

Portfolio Turnover

The Transferring Funds and the Acquiring Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. The Acquiring Funds do not have a portfolio turnover rate to report because they have not yet commenced operations. However, because they will be managed in the same manner as the Transferring Funds by the same portfolio managers, their portfolio turnover rates are anticipated to be the same as those of the Transferring Funds. During the fiscal year ended September 30, 2012, the portfolio turnover rate of the JOHCM International Select Fund (Trust) was 50.69% of the average value of its portfolio.

Comparison of Investment Objectives and Strategies

JOHCM, the current sub-adviser to each Transferring Fund, will serve as the investment adviser to each Acquiring Fund. In addition, the portfolio managers currently managing the Transferring Funds will continue to manage the Acquiring Funds utilizing the same investment strategy and process as was used with the Transferring Funds. Consequently, each Acquiring Fund will be managed in a substantially identical manner as its corresponding Transferring Fund. This section will help you compare the investment objective and principal investment strategies of the Transferring Funds and the Acquiring Funds. This section also describes the key differences, if any, between each Transferring Fund and its corresponding Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Transferring Funds’ prospectus.

JOHCM Emerging Markets Opportunities Fund (Trust)

Investment Objective: The investment objective of the JOHCM Emerging Markets Fund is to seek long-term capital appreciation.

Principal Investment Strategy: The Fund invests, under normal conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of companies domiciled in, or listed in, or whose principal business activities are located in, the emerging markets. The Fund may invest in emerging market companies of any size, including small and mid-capitalization companies in order to achieve its objective. Emerging market countries include countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.

The Fund’s investment style can be considered as growth at a reasonable price (GARP). GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund employs a combination of top-down and bottom-up research to assess potential investments for the Fund. JOHCM seeks to invest in companies that possess attractive fundamentals and fit with the Sub-Adviser’s top-down country views within the emerging markets. The Fund will typically own between 40 and 60 companies that JOHCM believes exhibit strong business models, competitive industry positions and attractive valuations. The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid and less developed than emerging markets.

In addition, the Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages.

JOHCM Emerging Markets Opportunities Fund (AIT)

Investment Objective: The investment objective of the JOHCM Global Equity Fund is to seek long-term capital appreciation.

Principal Investment Strategy: The Fund invests, under normal conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of companies domiciled in, or listed in, or whose principal business activities are located in, emerging markets. Equity securities include common and preferred stocks, rights and warrants. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The Fund may invest in emerging market companies of any size, including small and mid-capitalization companies in order to achieve its objective. The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid and less developed than emerging markets. In addition, the Fund may invest in participatory notes.

The Fund’s investment strategy can be considered as growth at a reasonable price (GARP). GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund employs a combination of top-down and bottom-up research to assess potential investments in the Fund. That is, JOHCM seeks to invest in companies that possess attractive fundamentals and fit with its top-down country views within the emerging markets.

Comparison of the Transferring and Acquiring Funds – JOHCM Emerging Markets Opportunities Fund

Investment Objectives: The investment objectives of the Transferring Fund and the Acquiring Fund are identical.

Principal Investment Strategies: The principal investment strategies of the Transferring Fund and the Acquiring Fund are identical in all material respects. Under normal conditions, both the Transferring Fund and the Acquiring Fund invest in securities of companies of any size domiciled in, or listed in, or whose principal business activities are located in, emerging markets. Both Funds may invest in emerging market companies of any size, including small and mid-capitalization companies in order to achieve its objective. In both Funds, JOHCM employs a combination of top-down and bottom-up research to assess potential investments for the Funds and seek to own companies believed to exhibit strong business models, competitive industry positions and attractive valuations.

JOHCM Global Equity Fund (Trust)

Investment Objective: The investment objective of the JOHCM Global Equity Fund is to seek long-term capital appreciation.

Principal Investment Strategy: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund may invest in U.S. and foreign companies of any size, including small and mid-capitalization companies. The Fund normally will invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. The Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable. Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

To achieve its investment objective, JOHCM seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process. They consider a number of factors including growth, valuation, size, momentum, and beta. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time. As part of this evaluation, JOHCM may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

JOHCM Global Equity Fund (AIT)

Investment Objective: The investment objective of the JOHCM Global Equity Fund is to seek long-term capital appreciation.

Principal Investment Strategy: The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowing for investment purposes) in equity securities of U.S. and foreign companies. Equity securities include common and preferred stocks, rights and warrants. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund normally will invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. The Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable. Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may invest in U.S. and foreign companies of any size, including small and mid-capitalization companies.

JOHCM seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations. JOHCM selects investments after considering a number of factors including growth, valuation, size, momentum, and beta. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained. Bottom-up investing utilizes techniques such as fundamental analysis and value potential. Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency inputs.

Comparison of the Transferring and Acquiring Funds – JOHCM Global Equity Fund

Investment Objectives: The investment objectives of the Transferring Fund and the Acquiring Fund are identical.

Principal Investment Strategies: The principal investment strategies of the Transferring Fund and the Acquiring Fund are identical in all material respects. Under normal conditions, both the Transferring Fund and the Acquiring Fund invest in equity securities of U.S. and foreign companies of any size, including small and mid-capitalization companies. Both Funds can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. Both Funds normally will invest in at least three countries invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. Each Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable. Typically, both Funds invest in a number of different countries, but are not required to allocate investments in any set percentages in any particular countries.

In both Funds, JOHCM seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations. JOHCM seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process that utilizes a combination of bottom-up investing and top-down asset allocation and neither the Transferring nor the Acquiring Fund is benchmark constrained.

JOHCM International Select Fund (Trust)

Investment Objective: The investment objective of the JOHCM International Select Fund is to seek long-term capital appreciation.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies headquartered outside the United States. The Fund may invest in foreign companies of any size, including small and mid-capitalization companies, and in emerging market countries, in order to achieve its objective.

To achieve its investment objective, JOHCM seeks to identify and make investments in foreign companies based on a multi-dimensional investment process. They consider a number of factors including growth, valuation, size, momentum, and beta. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time. As part of this evaluation, JOHCM may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

JOHCM International Select Fund (AIT)

Investment Objective: The investment objective of the JOHCM International Select Fund is to seek long-term capital appreciation.

Principal Investment Strategy:

The Fund invests, under normal market conditions, primarily in equity securities of companies headquartered outside the United States, including those in emerging market countries. Equity securities include common and preferred stocks, rights and warrants. The Fund may invest in foreign companies of any size, including small and mid-capitalization companies, and in emerging market countries, in order to achieve its objective.

JOHCM seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations. JOHCM selects investments after considering a number of factors, including growth, valuation, size, momentum and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations. Bottom-up investing utilizes techniques such as fundamental analysis and value potential. Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency inputs.

Comparison of the Transferring and Acquiring Funds – JOHM International Select Fund

Investment Objectives: The investment objectives of the Transferring Fund and the Acquiring Fund are identical.

Principal Investment Strategies: The principal investment strategies of the Transferring Fund and the Acquiring Fund are identical in all material respects. Under normal conditions, both the Transferring Fund and the Acquiring Fund invest primarily in the securities of companies headquartered outside the United States. Each Fund may invest in foreign companies of any size, including small and mid-capitalization companies, and in emerging market countries, in order to achieve its objective.

In both Funds, JOHCM seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations. The adviser or sub-adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process that utilizes a combination of bottom-up investing and top-down asset allocation and neither Fund is benchmark constrained.

Comparison of Key Features of the Funds

Shareholder Services Plan

Each of the JOHCM Emerging Markets Opportunities Fund (Trust), JOHCM Global Equity Fund (Trust), JOHCM Emerging Markets Opportunities Fund (AIT) and JOHCM Global Equity Fund (AIT) have adopted substantially identical Class I and Class II Shareholder Services Plans (the “Class I Plan” and the “Class II Plan”, respectively and together, the “Shareholder Services Plans”). The JOHCM International Select Fund (Trust) and the JOHCM International Select Fund (AIT) have adopted substantially identical Class II Shareholder Services Plans. For additional information regarding the Shareholder Services Plans, please see “ADDITIONAL COMPARISONS OF THE TRANSFERRING FUNDS AND ACQUIRING FUNDS — Shareholder Services Plans” in this Proxy Statement/Prospectus.

Purchase, Exchange, and Redemption Procedures

The Transferring Funds’ and the Acquiring Funds’ purchase, redemption, exchange and dividend policies and procedures are similar. For more information, please see “ADDITIONAL COMPARISONS OF THE TRANSFERRING FUNDS AND ACQUIRING FUNDS – Pricing of Funds and Purchase, Exchange and Redemption Procedures” in this Proxy Statement/Prospectus. See also Appendix C for a comparison of pricing, purchase, exchange and redemption procedures.

Service Providers

DWUS currently serves as investment adviser to the Transferring Funds and JOHCM serves as sub-adviser to the Transferring Funds. JOHCM will serve as investment adviser to each Acquiring Fund. For more information about the advisers, please see the sections titled: “ADDITIONAL COMPARISONS OF THE TRANSFERRING AND ACQUIRING FUNDS – Investment Management” in this Proxy Statement/Prospectus.

The Transferring Funds and Acquiring Funds currently have different administrators, distributors, transfer agents and other service providers. For more information about the management of the Acquiring Funds and other service providers to the Acquiring Funds, please see “ADDITIONAL COMPARISONS OF THE TRANSFERRING AND ACQUIRING FUNDS – Service Providers” in this Proxy Statement/Prospectus.

INVESTMENT RISKS

Like all investments, an investment in a Transferring Fund or an Acquiring Fund involves risk. All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you could lose money if you invest in a Transferring Fund or an Acquiring Fund. There is no assurance that a Fund will meet its investment objective. The ability of a Transferring Fund or an Acquiring Fund to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. An investment in a Transferring Fund or an Acquiring Fund is not a deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Transferring Funds and the Acquiring Funds are subject to substantially the same risks. The principal risks of an investment in each Fund are shown in the tables below. An explanation of each of the risks is provided following the tables. This discussion is qualified in its entirety by the more extensive description of risk factors set forth in the Transferring Funds’ prospectus and Statement of Additional Information.

Type of Risk	DundeeWealth Funds	AIT
	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Opportunities Fund
Management Risk	✓	✓
Equity Securities Risk	✓	✓
Foreign & Emerging Markets Risk	✓	✓
Small-Cap and Mid-Cap Company Risk	✓	✓
Currency Risk	✓	✓
Geographic Concentration Risk	✓	✓
Participatory Notes Risk	✓	✓
	JOHCM Global Equity Fund	JOHCM Global Equity Fund
Management Risk	✓	✓
Equity Securities Risk	✓	✓
Foreign & Emerging Markets Risk	✓	✓
Small-Cap and Mid-Cap Company Risk	✓	✓
Currency Risk	✓	✓
	JOHCM International Select Fund	JOHCM International Select Fund
Management Risk	✓	✓
Equity Securities Risk	✓	✓
Foreign & Emerging Markets Risk	✓	✓
Small-Cap and Mid-Cap Company Risk	✓	✓
Currency Risk	✓	✓

Management Risk. An adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. Since each Fund primarily purchases equity securities, each Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. The JOHCM Emerging Markets Opportunities Fund (Trust) and the JOHCM Emerging Markets Opportunities Fund (AIT) also invest in frontier countries as part of their principal investment strategies. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk. Investments in foreign countries are also subject to currency risk. As each Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of each Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which a Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent a Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Participatory Notes Risk. Participatory notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments.

INFORMATION ABOUT THE REORGANIZATION

Summary of the Proposed Reorganization

At the Special Meeting, the shareholders of each Transferring Fund will be asked to approve the Plan to reorganize each Transferring Fund into the corresponding Acquiring Fund. The Acquiring Funds are newly-organized funds that will commence operations upon consummation of the Reorganization. If the Plan is approved by the shareholders of the Transferring Funds and the Reorganization is consummated, each Transferring Fund will transfer all of the assets and liabilities attributable to each class of its shares to the respective Acquiring Fund in exchange for full and fractional shares of the corresponding class of the Acquiring Fund with the same aggregate net asset value (“NAV”) as the NAV of the assets and liabilities transferred as of the close of business on the last business day prior to the closing day (the “Closing”) of the Reorganization (the “Valuation Date”). Immediately thereafter, each Transferring Fund will distribute such Acquiring Fund shares to its shareholders by establishing accounts on each Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of Acquiring Fund shares deliverable to them, in complete liquidation of the Transferring Fund. Each shareholder will receive shares of that class of the Acquiring Fund that corresponds to the class of shares they own in the Transferring Fund. Upon completion of the Reorganization, each shareholder of the Transferring Funds will own that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s shares held in the class of the Transferring Fund as of the close of business on the Valuation Date.

JOHCM will pay all agreed upon costs (other than those borne by another party other than the Transferring Funds) relating to the proposed Reorganization, including the costs relating to the Special Meeting and this Proxy Statement/Prospectus. JOHCM also will incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.

The Plan may be amended by the mutual consent of the Board of Trustees of the Trust and the Board of Trustees of AIT, notwithstanding approval by each Transferring Fund’s shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. In addition, the Plan may be terminated at any time prior to the Closing by the Board or the Board of Trustees of AIT, if, among other reasons, the Board or the Board of Trustees of AIT determine that consummation of the Reorganization is not in the best interest of shareholders.

Description of Each Acquiring Fund’s Shares

Each class of an Acquiring Fund’s shares issued to the corresponding class of a Transferring Fund’s shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Acquiring Fund’s shares will be sold and redeemed based upon the NAV of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Funds’ Prospectus. For additional information about the rights of shareholders of the Acquiring Funds, see “INFORMATION ABOUT THE REORGANIZATION – Comparison of Shareholder Rights” in this Proxy Statement/Prospectus.

Reasons for the Reorganization

The Transferring Funds currently operate as separate series of the Trust. As series of the Trust, the Transferring Funds make use of a number of service providers who provide an array of services to all series of the Trust. These services include administration, accounting, transfer agency, distribution, custody and compliance services (“Third Party Service Arrangements”). DWUS and JOHCM have determined that the Transferring Funds can benefit from the services currently provided to series of AIT and have, therefore, recommended that the Transferring Funds be reorganized into series of AIT. Currently, Third Party Service Arrangements are provided to the Trust by BNY Mellon Investment Servicing (US) Inc. (administration, fund, accounting and transfer agency) and Foreside Fund Services, LLC (distribution). Third Party Service Arrangements are provided to AIT by The Northern Trust Company (transfer agent, custodian and fund accounting agent), Beacon Hill Fund Services, Inc. (compliance services, financial controls services and business management and governance services), and BHIL Distributors, Inc. (distribution). DWUS and JOHCM then presented the Plan to the Trust’s Board of Trustees for consideration and discussion and provided the Trustees with data and analysis regarding the proposed Reorganization. Among other things, the Trust’s Board reviewed, with the assistance of independent counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year.

In considering the Reorganization, the Trust’s Board took into account a number of factors. Some of the more prominent considerations are discussed further below. The Trustees considered the following matters, among others and in no order of priority:

First, the investment objective and investment strategies and policies of the Acquiring Funds are substantially the same as those of the Transferring Funds.

Second, shareholders of the Transferring Funds would experience continuity in portfolio management because JOHCM, the sub-adviser to each Transferring Fund, would continue to manage each Acquiring Fund’s assets on a day-to-day basis as the investment adviser to each Acquiring Fund.

Third, the Reorganization would not result in a change in the contractual investment advisory fee for the JOHCM Emerging Markets Opportunities Fund or the JOHCM Global Equity Fund but would result in an increase in the contractual investment advisory fee for the JOHCM International Select Fund.

Fourth, JOHCM has contractually agreed to limit the Total Annual Fund Operating Expenses of each Acquiring Fund’s shares (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions and interest) to specified percentages of each Acquiring Fund’s average daily net assets until at least January 28, 2016.

Fifth, after fee waivers and reimbursements, the Total Annual Fund Operating Expenses of each Acquiring Fund is expected to be equal to or lower than the Total Annual Fund Operating Expenses of its corresponding Transferring Fund.

Sixth, the Reorganization would be tax-free for federal income tax purposes for the Transferring Funds and their shareholders.

Seventh, the costs of the Reorganization would not be borne by the Transferring Funds, but would be borne by JOHCM.

The Board of Trustees of the Trust also considered the historical performance of each Transferring Fund and its benchmarks, although no assurances may be given that the Acquiring Funds would achieve any particular level of performance after the Reorganization. Each Acquiring Fund would assume the financial and performance history of its corresponding Transferring Fund at the closing of the Reorganization.

The Board of Trustees of the Trust also considered that certain sales employees of DWUS would potentially be offered positions at BHIL Distributors, Inc., the distributor of the Acquiring Funds, which could help ensure continuity and continued sales support.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board of Trustees of the Trust determined that the Reorganization is in the best interests of the Transferring Funds’ shareholders. Accordingly, the Board of Trustees of the Trust unanimously approved the Reorganization with respect to each Transferring Fund and recommended the approval of the Reorganization by shareholders of the Transferring Funds.

If the Plan is not approved by each Transferring Fund’s shareholders, then each Transferring Fund will continue to operate as a separate series of the Trust, or the Board may take any further action as it deems to be in the best interests of the Transferring Funds and their shareholders, subject to approval by each Transferring Fund’s shareholders if required by applicable law.

Federal Income Tax Consequences

As a condition of the Reorganization, each Transferring Fund and the corresponding Acquiring Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended, (the “Code”) and will not affect the federal tax status of Transferring Fund shares held before the Reorganization. Therefore, neither the Transferring Funds, the Acquiring Funds, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax cost basis of, and the holding period for, the Acquiring Funds’ shares received by each shareholder of the Transferring Funds in the Reorganization will be the same as the tax cost basis of, and the holding period for, the Transferring Funds’ shares exchanged by such shareholder in the Reorganization (provided that, with respect to the holding period for the Acquiring Funds’ shares received, the Transferring Funds’ shares exchanged must have been held as capital assets by the shareholder).

Since its inception, each Transferring Fund believes it has qualified as a “regulated investment company” under the Code. Accordingly, each Transferring Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

Comparison of Shareholder Rights

Set forth below is a discussion of the material differences in the rights of shareholders of the Transferring Funds and the rights of shareholders of the Acquiring Funds.

Governing Law. Each Transferring Fund is a separate series of the Trust, which is organized as a Delaware statutory trust. Each Acquiring Fund is a separate series of AIT, which is organized as an Ohio business trust. The Transferring Funds and Acquiring Funds are each authorized to issue an unlimited number of shares of beneficial interest. Each of the Trust’s and AIT’s operations are governed by the respective trust’s Agreement and Declaration of Trust, By-Laws and applicable state law.

Shareholder Liability. With respect to the Transferring Funds, under the Trust’s Amended and Restated Agreement and Declaration of Trust (“Trust Instrument”), shareholders or former shareholders of the Transferring Funds will not be held personally liable for any obligation or liability of the Trust solely by reason of being or having been a shareholder. Each Transferring Fund is required to indemnify shareholders and former shareholders against losses and expenses incurred in connection with proceedings arising from his or her being or having been a shareholder of the Transferring Fund. Similarly, Acquiring Fund shareholders, whether past, present or future, are not personally liable for any obligation or liability of AIT. If any shareholder or former shareholder is charged or held to be personally liable for any obligation or liability of AIT solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, AIT shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or his/her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability.

Voting Rights. Shareholders of the Trust have power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act (including Section 16(a) thereof); (b) with respect to any service provider contract to the extent required by the 1940 Act; (c) with respect to termination of the Trust or a series or class thereof to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act, and related matters, to the extent required under the 1940 Act; and (e) with respect to such additional matters relating to the Trust as may be required by the Amended and Restated Agreement and Declaration of Trust, the By-laws or any registration of the Trust or a series as an investment company under the 1940 Act with the SEC (or any successor agency) or as the Trustees may consider necessary or desirable. Shareholders of the Trust do not have cumulative voting in the election of any Trustee or Trustees. Shares of the Trust may be voted in person or by proxy.

AIT shareholders have power to vote only (i) for the election or removal of, (ii) with respect to any contract with a service provider if shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of AIT or any Acquiring Fund as provided under the Agreement and Declaration of Trust, (iv) with respect certain amendments of the Declaration of Trust, (v) to the same extent as the stockholders of an Ohio business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of AIT or the shareholders, and (vi) with respect to such additional matters relating to AIT as may be required by the 1940 Act, this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. AIT shareholders do not have cumulative voting in the election of any Trustee or Trustees. AIT shares may be voted in person or by proxy.

Shareholder Meetings

The Trust does not hold annual shareholder meetings. Meetings of Shareholders (including meetings involving only the holders of shares of one or more but less than all series or classes) may be called by the Trustees from time to time to be held at such place within or without the State of Delaware, and on such date as may be designated in the call thereof for the purpose of taking action upon any matter as to which the vote or authority of the shareholders is required or permitted as provided in the Amended and Restated Agreement and Declaration of Trust. Special meetings of the shareholders of any series of the Trust may be called by the Trustees. To the extent required by the 1940 Act, special meetings of the shareholders for the purpose of removing one or more Trustees shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

AIT does not hold annual shareholder meetings. Shareholder meetings (including meetings involving only the holders of shares of one or more but less than all series or classes) may be called by the Trustees from time to time for the purpose of taking action on any matter requiring the vote or authority of the shareholders or as deemed by the Trustees to be necessary or desirable. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each Shareholder at the Shareholder’s address as it appears on the records of AIT. If the Trustees shall fail to call or give notice of any meeting of shareholders within 30 days after written application by shareholders holding at least 25% of the shares then outstanding requesting a meeting be called for any other purpose requiring action by the shareholders as provided in the Agreement and Declaration of Trust or in the By-Laws, then shareholders holding at least 25% of the shares then outstanding may call and give notice of such meeting.

Shares Classes. The Transferring Funds and the Acquiring Funds are each separate series of the Trust and AIT, respectively, and each may include more than one class of shares. Currently, the JOHCM Emerging Markets Opportunities Fund (Trust) and JOHCM Global Equity Fund (Trust) offer Class I, Class II and Institutional Class shares. JOHCM International Select Fund (Trust)

offers Class I and Class II shares. The JOHCM Emerging Markets Opportunities Fund (AIT) and JOHCM Global Equity Fund (AIT) each offer three classes of shares, Class I, Class II and Institutional Class shares. The JOHCM International Select Fund (AIT) offers Class I and Class II shares.

DundeeWealth Funds	Institutional Class Shares	Class I Shares	Class II Shares
JOHCM Emerging Markets Opportunities Fund	✓	✓	✓
JOHCM Global Equity Fund	✓	✓	✓
JOHCM International Select Fund		✓	✓
Advisers Investment Trust	Institutional Class Shares	Class I Shares	Class II Shares
JOHCM Emerging Markets Opportunities Fund	✓	✓	✓
JOHCM Global Equity Fund	✓	✓	✓
JOHCM International Select Fund		✓	✓

Following the Reorganization, the Board of Trustees of AIT has reserved the right to create and issue additional classes of the Acquiring Funds. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Shares of each series or class generally vote together on Fund- or Trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.

Pro Forma Capitalization

The following table sets forth the capitalization of each Transferring Fund as of March 31, 2013 and, on a pro forma basis, the capitalization of each Acquiring Fund as of March 31, 2013, assuming that the Reorganization has been completed. Pro forma capitalization information is provided for each Acquiring Fund, as each such Fund will not have commenced operations prior to the Reorganization in which it is participating. The following are examples of the number of shares of an Acquiring Fund that would be exchanged for the shares of the corresponding Transferring Fund if the Reorganization was consummated on March 31, 2013 and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as depicted, occurs. Each shareholder of a Transferring Fund will receive the number of full and fractional shares of the corresponding Acquiring Fund equal in value to the value (as of the Valuation Date) of the shares of the applicable Transferring Fund held by the shareholder. As noted, each Acquiring Fund is a newly-organized fund, without assets or liabilities, and was created for the purpose of acquiring the assets and liabilities of the corresponding Transferring Fund. Each Acquiring Fund will be the accounting survivor for financial statement purposes.

JOHCM Emerging Markets Opportunities Fund (Trust)/ JOHCM Emerging Markets Opportunities Fund (AIT)	Trust Fund (unaudited)	Pro Forma Adjustments to Capitalization	AIT Fund after Reorganization (estimated)* (unaudited)
Net Assets
Class I	$10	—	$10
Class II	—	—	—
Institutional Class	$1,539,144	—	$1,539,144
Total Shares Outstanding
Class I	1	—	1
Class II	—	—	—
Institutional Class	150,000	—	150,000

JOHCM Global Equity Fund (Trust)/ JOHCM Global Equity Fund (AIT)	Trust Fund (unaudited)	Pro Forma Adjustments to Capitalization	AIT Fund after Reorganization (estimated)* (unaudited)
Net Assets
Class I	$10	—	$10
Class II	—	—	—
Institutional Class	$2,023,359	—	$2,023,359
Total Shares Outstanding
Class I	1	—	1
Class II	—	—	—
Institutional Class	200,000	—	200,000

JOHCM International Select Fund (Trust)/ JOHCM International Select Fund (AIT)	Trust Fund (unaudited)	Pro Forma Adjustments to Capitalization	AIT Fund after Reorganization (estimated)* (unaudited)
Net Assets
Class I	$348,211,399	—	$348,211,399
Class II	$14,592,913	—	$14,592,913
Total Shares Outstanding
Class I	23,277,096	—	23,277,096
Class II	968,426	—	968,426

ADDITIONAL COMPARISONS OF THE

TRANSFERRING FUNDS AND ACQUIRING FUNDS

Investment Restrictions

The Acquiring Funds have adopted investment restrictions which are, in most respects, substantially similar to the Transferring Funds restrictions. A Fund may not change any of its fundamental investment restrictions without a vote of its shareholders. A non-fundamental investment restriction may be changed by the applicable Board of Trustees without shareholder vote. A comparison of each Transferring Fund’s and Acquiring Fund’s investment restrictions is set forth in Appendix B.

Board of Trustees

The management of the business and affairs of the Transferring Funds is the responsibility of the Trust’s Board of Trustees, which consists of four trustees, three of whom are not “interested persons” as that term is defined under the 1940 Act (“Independent Trustees”). The management of the business and affairs of Acquiring Funds is the responsibility of the AIT Board of Trustees, which has three Independent Trustees and two trustees who are treated as interested persons. Each Board selects the officers who are responsible for the day-to-day operations. The AIT Board will oversee the Acquiring Funds. For more information about the Trust Board, please refer to the Statement of Additional Information for the Transferring Funds dated March 21, 2013 with respect to the JOHCM Global Equity Fund and dated February 1, 2013 (as revised March 21, 2013) with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund which is incorporated by reference into this Proxy Statement/Prospectus. For more information about the AIT Board, please refer to the Statement of Additional Information relating to this Proxy/Prospectus which is available upon request.

Investment Management

DWUS serves as the investment adviser to the Transferring Funds and has retained JOHCM to provide day-to-day portfolio management services. The Acquiring Funds will be managed day-to-day by JOHCM. Below is a description of DWUS and JOHCM.

DundeeWealth US, LP. Subject to supervision of the Trust’s Board of Trustees, DWUS manages the investments of the Transferring Funds’ assets and supervises the daily business affairs of the Transferring Funds. DWUS was established in 2006 and offers investment management services for investment companies. DWUS is controlled by 2178991 Ontario Inc., a wholly-owned subsidiary of DundeeWealth Inc., which is in turn owned by The Bank of Nova Scotia, a Canadian-based bank providing retail, commercial, corporate, investment and international banking services.

JO Hambro Capital Management Limited. JOHCM, an adviser organized under the laws of England and Wales, was launched in 1993. JOHCM is 100% owned by the holding company JO Hambro Capital Management Holdings Limited (“Holdings”). In 2011, Holdings and JOHCM was acquired by BT Investment Management Limited (“BTIM”) and are now an indirect wholly-

owned subsidiary of BTIM. BTIM is listed on the Australian Securities Exchange (ASX code: BTT) and manages AUD$50.4 billion (June 30, 2013) for investors. BTIM is majority owned by Westpac Banking Corporation. JOHCM currently sub-advises the Transferring Funds and subject to supervision of the AIT Board of Trustees, JOHCM will be responsible for investing the Acquiring Funds’ assets, placing orders to buy and sell securities and negotiating brokerage commissions on portfolio transactions.

Portfolio Managers

The portfolio managers currently managing the Transferring Funds will continue to manage the Acquiring Funds. The portfolio managers use a team-based approach. Each of the Transferring Funds are, and each Acquiring Fund will be, managed by two investment professionals. The members of the Funds’ management teams and the name of the Fund each is responsible for the day-to-day management of are listed below.

Christopher J.D. Lees, CFA

Senior Fund Manager

JOHCM Global Equity Fund (Trust)

JOHCM Global Equity Fund (AIT)

JOHCM International Select Fund (Trust)

JOHCM International Select Fund (AIT)

Christopher Lees joined JOHCM in September 2008. Christopher is the Senior Fund Manager for the Funds’ Global and EAFE strategies. Before deciding to join JOHCM, Christopher spent more than 19 years at Baring Asset Management, most recently as Head of the firm’s Global Sector Teams. In addition to this role, Chris was Baring’s Lead Global High Alpha Manager and Lead Manager for the EAFE portfolios. Previously, he held positions as Senior Portfolio Manager, US Equity Team in Boston and as an Analyst in the UK Stock Selection as well as the firm’s Global Asset Allocation team. Chris is a CFA charter holder and holds a BSc with Honours in Geography from London University, England and has lived and worked in the US, Europe and Asia. Mr. Lees will continue to manage the JOHCM Global Equity Fund and the JOHCM International Select Fund after the Reorganization.

Nudgem Richyal, CFA

Fund Manager

JOHCM Global Equity Fund (Trust)

JOHCM Global Equity Fund (AIT)

JOHCM International Select Fund (Trust)

JOHCM International Select Fund (AIT)

Nudgem Richyal joined JOHCM in June 2008. Nudgem is a Fund Manager for these Global and International/EAFE strategies. Prior to joining JOHCM, Nudgem spent more than seven years at Baring Asset Management (working closely with Christopher Lees), as an Investment Director within the Global Equity Group and investment manager of one of the largest Latin American funds in London (US $1.25 billion as of February, 2008). Further responsibilities included the construction of a soft commodities portfolio and the development of global sector strategies. Before Baring, he worked at Hill Samuel Asset Management London for one year. Nudgem is a CFA charter holder and holds a First Class BSc Honours Degree in Chemistry from the University of Manchester, England. Nudgem was voted FN100 Rising Star 2007 by efinancial news. Mr. Richyal will continue to manage the JOHCM Global Equity Fund and the JOHCM International Select Fund after the Reorganization.

James Syme, CFA

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund (Trust)

JOHCM Emerging Markets Opportunities Fund (AIT)

James Syme joined JOHCM in May 2011. James is Senior Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, James spent five years at Baring Asset Management (“Baring”) as the Head of Global Emerging Market Equities. At Baring, he and his colleague Paul Wimborne managed the Baring Global Emerging Markets Fund and thirteen other funds and segregated mandates. James previously worked at SG Asset Management for nine years as a portfolio manager and as Head of Global Emerging Markets. Previously, James was a portfolio manager at Henderson Investors and an analyst at H Clarkson. James is a CFA charter holder and holds a BA Honours Degree in Geography from the University of Cambridge, England. Mr. Symes will continue to manage the JOHCM Global Emerging Markets Opportunities Fund after the Reorganization.

Paul Wimborne

Fund Manager

JOHCM Emerging Markets Opportunities Fund (Trust)

JOHCM Emerging Markets Opportunities Fund (AIT)

Paul Wimborne joined JOHCM in April 2011. Paul is Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, Paul spent over four years at Baring Asset Management (“Baring”) as an investment manager in the Global Emerging Markets team led by James Syme. At Baring, Paul was lead or deputy manager for fourteen emerging markets mandates with peak assets under management of over $4 billion. He previously worked at Insight Investment for three years as a fund manager in the Emerging Markets & Asia team and for five years in the Emerging Markets team at Rothschild Asset Management. Paul holds a BSc Honours Degree in Management and Chemical Sciences from the University of Manchester Institute of Science and Technology, England and is an affiliate member of the CFA. Mr. Wimborne will continue to manage the JOHCM Emerging Markets Opportunity Fund after the Reorganization.

Investment Advisory Fees

DWUS and JOHCM have entered into investment advisory agreements relating to the Transferring Funds and Acquiring Funds, respectively. The following chart shows the investment advisory fees of each Transferring Fund and each corresponding Acquiring Fund. Each Fund’s management fee is based on a percentage of such Fund’s average daily net assets.

DundeeWealth Funds	Investment Advisory Fees	Advisers Investment Trust	Investment Advisory Fees
JOHCM Emerging Markets Opportunities Fund	1.05%	JOHCM Emerging Markets Opportunities Fund	1.05%
JOHCM Global Equity Fund	0.95%	JOHCM Global Equity Fund	0.95%
JOHCM International Select Fund	0.85%	JOHCM International Select Fund	0.89%

A discussion of the basis for the approval by the Board of Trustees of the Trust of each Transferring Fund’s respective investment advisory and sub-advisory contracts is available in the Transferring Funds’ semi-annual report to shareholders for the period ended March 31, 2013.

A discussion of the basis for the approval by the Board of Trustees of AIT of each Acquiring Fund’s respective investment advisory contract (including sub-advisory agreements if applicable) will be available in the Acquiring Funds’ first shareholder report after the Closing.

For the fiscal year ended September 30, 2012, DWUS earned $1,251,495 in investment advisory fees from the JOHCM International Select Fund (Trust). It did not earn investment advisory fees from the JOHCM Emerging Markets Opportunities Fund (Trust) or the JOHCM Global Equity Fund (Trust) because these Funds had not commenced operations as of September 30, 2012. JOHCM serves as sub-adviser to the Transferring Funds and earned $828,482 in investment advisory fees from the JOHCM International Select Fund (Trust) for the fiscal year ended September 30, 2012. It did not earn investment advisory fees from the JOHCM Emerging Markets Opportunities Fund (Trust) or the JOHCM Global Equity Fund (Trust) because these Funds had not commenced operations as of September 30, 2012.

Service Providers

As outlined below, the Transferring Funds and Acquiring Funds have different service providers providing administration, transfer agency, distribution, custodian, compliance, financial controls and business management and governance services. Below is a side-by-side comparison of the companies providing services to the Transferring and Acquiring Funds and a brief description of the services provided.

Transferring Funds	Acquiring Funds

BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19809 serves as the administrator, transfer agent and fund accounting agent for the Transferring Funds. The fees and certain expenses of the transfer agent, fund accounting agent and administrator are paid by the Funds. The Bank of New York Mellon, an affiliate of BNY Mellon Investment Servicing (US) Inc., serves as custodian of the Transferring Funds.	The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the administrator, transfer agent, custodian and fund accounting agent for the Acquiring Funds. The fees and certain expenses of the transfer agent, custodian, fund accounting agent and administrator are paid by the Funds.

Foreside Fund Services, LLC (“Foreside”), Three Canal Plaza, Portland, ME 04101, serves as the distributor for the Transferring Funds pursuant to a Distribution Agreement	BHIL Distributors, Inc. (“BHIL”), 4041 N. High Street, Columbus, OH 43214, serves as distributor of the Acquiring Funds pursuant to a Distribution Agreement between the

Transferring Funds	Acquiring Funds

between the Trust and Foreside. Foreside continually distributes shares of the Transferring Funds on a best efforts basis.	Acquiring Funds and BHIL. As distributor, BHIL acts as the Acquiring Funds’ agent to underwrite, sell and distribute shares in a continuous offering, pursuant to a best efforts arrangement.

KPMG LLP serves as independent registered public accounting firm for the Transferring Funds. In this capacity the firm is responsible for auditing the financial statements of the Transferring Funds.	PricewaterhouseCoopers LLP serves as independent registered public accounting firm for the Acquiring Funds. In this capacity the firm is responsible for auditing the financial statements of the Acquiring Funds.

David Lebisky, an employee of DWUS, serves as Chief Compliance Officer of the Transferring Funds.	Beacon Hill Fund Services, Inc. 4041 N. High Street, Suite 402, Columbus, Ohio 43214 provides compliance services, financial controls services and business management and governance services for the Acquiring Funds. Rodney Ruehle, an employee of Beacon Hill Fund Services, Inc., serves as Chief Compliance Officer of the Acquiring Funds.

Shareholder Services Plans

Transferring Funds. Each of the JOHCM Emerging Markets Opportunities Fund (Trust) and JOHCM Global Equity Fund (Trust) have adopted a Class I Shareholder Services Plan (the “Class I Plan”) and each Transferring Fund has adopted a Class II Shareholder Services Plan (the “Class II Plan” and together with the Class I Plan, the “Shareholder Services Plans”). Under the Shareholder Services Plans, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding (i) ten basis points (0.10%) of each applicable Fund’s average daily net assets attributable to Class I Shares and (ii) twenty-five basis points (0.25%) of each applicable Fund’s average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services. The JOHCM International Select Fund (Trust) has not adopted a Class I Plan.

Acquiring Funds. Each of the JOHCM Emerging Markets Opportunities Fund (AIT) and JOHCM Global Equity Fund (AIT) have adopted a Class I Shareholder Services Plan (the “Class I Plan”) and each Acquiring Fund has adopted a Class II Shareholder Services Plan that are substantially identical to the Shareholder Services Plans currently in place in the Transferring Funds. The JOHCM International Select Fund (AIT), like the corresponding Transferring Fund, has not adopted a Class I Plan.

Pricing of Funds and Purchase, Exchange, and Redemption Procedures

Procedures for pricing and procedures and policies relating to the purchase, exchange and redemption of each of the Transferring Fund’s and each of the Acquiring Fund’s shares are similar. A comparison of the differences in such procedures and policies for the Transferring Funds and Acquiring Funds is set forth below

Pricing of Funds

The procedure for pricing for the Transferring Funds and the Acquiring Funds are identical in all material aspects. Both the Transferring Funds and the Acquiring Funds determine the market value of a Fund’s investments primarily on the basis of readily available market quotations. The Funds generally use pricing services to determine the market value of securities. If market prices are not readily available or a price provided by a pricing service does not reflect fair value, both the Transferring Funds and the Acquiring Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

Purchases

The procedures and policies relating to the purchase of shares for The Transferring Funds and the Acquiring Funds are identical in all material aspects. The Transferring Funds and the acquiring Funds permit investors to purchase shares directly from the Funds or through a broker or financial intermediary on any business day that the Funds are open. The Transferring Funds and the Acquiring Funds permit investors to invest any amount they choose, subject to the minimum initial investment amount for each share class.

Exchanges

The procedures and policies relating to the exchange of shares for The Transferring Funds and the Acquiring Funds are identical in all material aspects as investors may exchange shares for the same share class in another fund. Neither the Transferring Funds nor the Acquiring Funds charge a fee to exchange shares.

Redemptions

The procedures and policies relating to the redemption of shares for The Transferring Funds and the Acquiring Funds are identical in all material aspects. The Transferring Funds and The Acquiring Funds permit redemptions by mail, wire or telephone. Neither the Transferring Funds nor the Acquiring Funds charge a redemption fee.

For more information regarding the Pricing of Funds and Purchases, Exchange, and Redemption Procedures see Appendix C.

Dividends, Distributions and Taxes

Dividends and Distributions. As outlined below, the Transferring Funds and Acquiring Funds have similar policies for dividends and distributions.

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends on the Transferring Funds and Acquiring Funds are usually paid annually. Capital gains for Transferring Funds and Acquiring Funds are distributed at least annually.

Purchasing shares of a Fund shortly before it makes dividends or capital gain distributions will have the effect of reducing the share price by the amount of the distribution. This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

Unless you are investing in a tax-deferred account like an IRA or Education Savings Account, you may want to consider waiting to invest until after the Funds make a distribution.

Taxes. This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Transferring Funds and Acquiring Funds. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Acquiring Funds. The IRS could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be invested in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Each Transferring Fund and Acquiring Fund intends to qualify as a “regulated investment company” under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes. Dividends paid from a Fund’s net investment income and net short-term capital gains generally will be taxable as ordinary income, whether paid in cash or reinvested as additional shares. It is possible that a portion of the dividends paid from the net investment income of a Fund, will constitute “qualified dividends” eligible for the maximum federal income tax rate of 15% for taxable years beginning before January 1, 2011. In certain cases (for example with some capital gains attributable to REIT shares) a higher rate applies. The Funds will inform shareholders of the portion of dividends (if any) that constitutes “qualified dividends.” Distributions paid from a Fund’s long-term capital gains and designated as capital gain distributions generally are taxable as long-term capital gains, regardless of the length of time the shares were held. The Funds expect that, as a result of their objectives and strategies, distributions (if any) will consist primarily of capital gains.

The tax status of your distributions from your Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

To the extent that a Fund invests in REITs, the REITs in which a Fund invests may generate significant non-cash deductions, such as depreciation on real estate holdings, while having greater cash flow to distribute to their shareholders. If a REIT distributes more cash than its current or accumulated earnings and profits, a return of capital results. Similarly, a Fund may pay a return of capital distribution to you by distributing more cash than its current or accumulated earnings and profits. The cost basis of your shares will be decreased by the amount of returned capital (but not below zero), which may result in a larger capital gain or smaller capital loss when you sell your shares. To the extent such a distribution exceeds your cost basis in your shares, you generally will be treated as realizing a taxable gain from the sale or exchange of your shares.

Gain or loss upon the sale of shares of a Fund generally will be treated as a capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. The gain or loss will be considered long-term if the shareholder has held the shares for more than one year. The gain or loss on shares held for one year or less will be considered short-term and taxed at the same rates as ordinary income. If you receive a capital gain distribution from your Fund and sell your shares at a loss after holding them for six months or less, the loss will be re-characterized as a long-term capital loss to the extent of the capital gain distribution received.

Each Transferring Fund and each Acquiring Fund is required to withhold and remit to the U.S. Treasury a percentage of dividend payments, capital gain distributions, and redemption proceeds at a rate set forth in applicable IRS Rules and Regulations for certain shareholders who have not certified that the social security number or taxpayer identification number they have supplied is correct and that they are not subject to backup withholding because of previous underreporting to the IRS. This backup withholding requirement generally does not apply to shareholders that are corporations or certain tax-exempt organizations.

To the extent a Transferring Fund or Acquiring Fund invests in foreign securities, it may be required to pay withholding and other taxes imposed by foreign countries. If a Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will result in the dividends taxed to you including your share of taxes paid to other countries and that may permit you either to claim a foreign tax credit with respect to foreign taxes paid by a Fund or to deduct those amounts as an itemized deduction on your tax return. If a Fund makes this election, you will be notified and provided with sufficient information to calculate your foreign tax credit or the amount you may deduct as foreign taxes paid.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions. However, distributions received by a foreign investor from a Fund that are properly designated by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met.

After the end of each calendar year, you will be sent information on redemptions, dividends and long-term capital gain distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion (if any) taxable as “qualified dividends,” and the portion taxable as long-term capital gains.

Account tax information will also be sent to the IRS.

THE BOARD UNANIMOUSLY RECOMMENDS

A VOTE “FOR” THE PROPOSAL

VOTING INFORMATION

Quorum Requirements

With respect to the action to be taken by the shareholders of the Transferring Funds discussed in this Proxy Statement/Prospectus, the presence in person or by proxy of the holders of a majority of outstanding shares of a Transferring Fund at the Special Meeting shall constitute a quorum for purposes of voting upon the Reorganization at the Meeting for that Transferring Fund. All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Required Vote

When a quorum is present, the affirmative vote of the lesser of (1) 67% or more of the shares of each Transferring Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of a Fund’s outstanding shares are or represented by proxy, or (2) more than 50% of a Fund’s outstanding shares. Abstentions and broker non-votes will be treated as shares voted against a proposal. Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote. The Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

A shareholder of a Transferring Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Trust Instrument to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganization is consummated, shareholders will be free to redeem the shares of the Acquiring Funds that they receive in the transaction at the then-current NAV. Shares of the Transferring Funds also may be redeemed at any time prior to the consummation of the Reorganization. Redeeming shareholders will receive the NAV next computed after receipt of the redemption request. Shareholders of the Transferring Funds may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Approval of the Reorganization will occur only if a sufficient number of votes are cast “FOR” the proposal.

If shareholders of each Transferring Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of the Transferring Funds’ shareholders. If shareholders of a Transferring Fund do not approve the Reorganization with respect to their Fund, then the Reorganization will not be implemented for any Transferring Fund. As a result, even though the Reorganization proposal is to be considered separately by shareholders of each Transferring Fund, no Transferring Fund will proceed with the Reorganization unless all Funds proceed with the Reorganization.

Adjournment and Postponements

If a quorum of shareholders of each Transferring Fund is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement with respect to a Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments or postponements of the Special Meeting of one or more Transferring Funds to permit further solicitation of proxies. The persons named in the proxy will vote in favor of such adjournment or postponement those shares that they are entitled to vote if such adjournment or postponement is necessary to obtain a quorum or to obtain a favorable vote on the proposal. The persons named in the proxy will vote against adjournment or postponement those shares that they are entitled to vote if the shareholder proxies instruct persons to vote against the proposal. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment or postponement will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy. Any business that might have been transacted at the Special Meeting with respect to the Transferring Funds may be transacted at any such adjourned session(s) at which a quorum is present.

Revocation of Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number listed in the enclosed Voting Instructions. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

Shareholders Entitled to Vote

Only shareholders of record on the Record Date are entitled to receive notice of and to vote at the Special Meeting or at any adjournment or postponement thereof. Each whole share held as of the close of business on the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The table below sets forth the number of shares of beneficial interest of each of the Transferring Fund that were outstanding as of the Record Date and, therefore, are entitled to vote at the Meeting.

Shares Outstanding and Entitled to Vote
JOHCM Emerging Markets Opportunities Fund
JOHCM Global Equity Fund
JOHCM International Select Fund

Method and Cost of Solicitation

The Transferring Funds expect that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet or oral communications by certain employees of DWUS and JOHCM, who will not be paid for these services. JOHCM will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of Transferring Funds. As of the Record Date, the Acquiring Funds had no shares outstanding.

As of August 26, 2013, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of the Transferring Funds. Shareholders indicated below holding greater than 25% of a Fund may be “controlling persons” under the 1940 Act.

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership

Interest of Certain Persons in the Transaction

JOHCM may be deemed to have an interest in the Reorganization because it will continue to provide advisory services to the Acquiring Funds if the Reorganization is approved and will receive compensation for such services. In addition, certain sales employees of DWUS would potentially be offered positions at BHIL Distributors, Inc., the distributor of the Acquiring Funds.

FURTHER INFORMATION ABOUT THE TRANSFERRING FUNDS

AND THE ACQUIRING FUNDS

More information about the Transferring Funds and the Acquiring Funds is included in: (i) the Transferring Funds’ Prospectus dated March 21, 2013 with respect to the JOHCM Global Equity Fund and dated February 1, 2013 (as revised March 21, 2013) with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund; (ii) the Transferring Funds’ Statement of Additional Information dated March 21, 2013 with respect to the JOHCM Global Equity Fund and dated February 1, 2013 (as revised March 21, 2013) with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund; (iii) the Acquiring Funds’ Preliminary Prospectuses filed with the SEC on July 17, 2013; (iv) the Acquiring Funds’ Preliminary Statement of Additional Information filed with the SEC on July 17, 2013 and (iv) the Statement of Additional Information dated [                        , 2013] (relating to this Proxy Statement/Prospectus). You may request free copies of the Transferring Funds’ Prospectus or Transferring Funds’ Statement of Additional Information (including any supplements) by writing the DundeeWealth Funds c/o BNY Mellon Investment Servicing (U.S.) Inc. P.O. Box 9679 Providence, RI 02940-9679 or by calling 1-888-572-0968 or on the Trust’s website at www.dundeewealthus.com.

You can request a free copy of an Acquiring Fund’s Preliminary Prospectus and an Acquiring Fund’s Preliminary Statement of Additional Information, by calling 1-866-252-5393 or by writing to: JOHCM Funds at P.O. Box             , Chicago, IL,             . You may request free copies of the Proxy Statement/Prospectus or Statement of Additional Information by calling 1-866-            -             or by writing to: JOHCM Funds at P.O. Box             , Chicago, IL,             .

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by AIT with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Transferring Fund and Acquiring Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

Other Business

The Board of Trustees of the Trust knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Meetings and Proposals

The Transferring Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Transferring Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Transferring Funds will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Under the Trust’s Trust Instrument, to the extent required by the 1940 Act, shareholders owning in the aggregate 10% of the outstanding shares of all classes of the Trust have the right to call a meeting of shareholders to consider the removal of one or more Trustees. Shareholders who wish to submit proposals for inclusion in the proxy statement for a subsequent shareholder meeting should submit their written proposals to the Trust at its principal office within a reasonable time before such meeting. The timely submission of a proposal does not guarantee its consideration at the meeting.

Experts

The audited financial statements for the JOHCM International Select Fund (Trust), appearing in the Fund’s 2012 Annual Report, have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given upon the authority of said firm as experts in accounting and auditing.

The Acquiring Funds have not yet commenced operations and, therefore, have not yet produced financial statements.

A copy of the Notice of Shareholder Meeting, the Proxy Statement/Prospectus and the

Proxy Card are available at [www.            .com/funds].

By Order of the Board of Trustees of DundeeWealth Funds

David Lebisky

Secretary

August , 2013

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 1st day of August 2013, by and among DundeeWealth Funds (the “Dundee Trust”) on behalf of JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each a “Transferring Fund” and collectively the “Transferring Funds”), each a series of Dundee Trust; DundeeWealth US, LP (“DundeeWealth US”), investment adviser to the Transferring Funds (for purposes of paragraphs 6.4 and 9.1 of the Agreement only); Advisers Investment Trust on behalf of JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each an “Acquiring Fund” and collectively the “Acquiring Funds”), each a series of Advisers Investment Trust; and JO Hambro Capital Management, Limited, investment adviser to the Acquiring Funds (for purposes of paragraph 9.1 of the Agreement only). The Dundee Trust is a Delaware statutory trust, with its principal place of business at c/o Dundee Wealth US, LP 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312. Advisers Investment Trust is an Ohio business trust, with its principal place of business at 4041 N. High Street, Suite 402, Columbus, OH 43214.

Each of the Transferring Funds and Acquiring Funds wish to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g) (“Regulations”). The reorganization will consist of (i) the transfer of all of the assets of each Transferring Fund to the corresponding Acquiring Fund, which are being established solely for the purpose of acquiring those assets and continuing each Transferring Fund’s business, in exchange for Class I shares, Class II shares and Institutional Class shares, as applicable, of the corresponding Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by each Acquiring Fund of all of the liabilities of the corresponding Transferring Fund; and (iii) the distribution by each Transferring Fund, after the Closing Date, as that term is defined in paragraph 3.1, of the Acquiring Fund Shares pro rata to the Class I shares, Class II shares and Institutional Class shareholders of such Transferring Fund in liquidation of each Transferring Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, each Transferring Fund and each Acquiring Fund is a separate investment series of an open-end, registered investment company of the management type and each Transferring Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund will be permitted to invest;

WHEREAS, each Transferring Fund offers, and has issued and outstanding multiple classes of shares, which vary by Fund, designated, as applicable, Class I shares, Class II shares and Institutional Class shares (“Class I Transferring Fund Shares,” “Class II Transferring Fund Shares,” and “Institutional Class Transferring Fund Shares,” respectively, and collectively, “Transferring Fund Shares”) and each Acquiring Fund offers multiple classes of shares, which vary by Fund but mirror the share classes of the corresponding Transferring Fund, designated, as applicable, Class I shares, Class II shares and Institutional Class shares (“Class I Acquiring Fund Shares,” “Class II Acquiring Fund Shares,” and “Institutional Class Acquiring Fund Shares,” respectively, and collectively, “Acquiring Fund Shares”);

WHEREAS, as of the Closing Date, each Transferring Fund and each Acquiring Fund will be authorized to issue their shares of beneficial interest of Class I, Class II and Institutional Class shares and of common stock, respectively;

WHEREAS, the Board of Trustees of the Dundee Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”), has determined that the transactions contemplated herein will be in the best interests of each Transferring Fund and has further determined that the interests of the existing shareholders of each Transferring Fund will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the Board of Trustees of the Advisers Investment Trust, including a majority of the Independent Board Members, has determined that the transactions contemplated herein will be in the best interests of each Acquiring Fund;

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF EACH TRANSFERRING FUND IN EXCHANGE FOR

ACQUIRING FUND SHARES AND ASSUMPTION OF EACH TRANSFERRING

FUND’S LIABILITIES AND LIQUIDATION OF EACH TRANSFERRING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Transferring Fund agrees to transfer all of its assets as set forth in paragraph 1.2 to the corresponding Acquiring Fund. Each Acquiring Fund agrees in exchange for the corresponding Transferring Fund’s assets (i) to deliver to the corresponding Transferring Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the liabilities of the corresponding Transferring Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of each Transferring Fund to be acquired by the corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, receivables for shares sold and any other rights that are owned by that Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of that Transferring Fund on the Closing Date.

Each Transferring Fund has provided the corresponding Acquiring Fund with its most recent unaudited statement of investments, statement of assets and liabilities, statement of operations and statement of changes in net assets, which contain a list of all of that Transferring Fund’s assets. Each Transferring Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

1.3 LIABILITIES TO BE ASSUMED. Each Transferring Fund will, to the extent permissible and consistent with its own investment objectives and policies, endeavor in good faith to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund shall assume all of the corresponding Transferring Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable, (a) each Transferring Fund will liquidate and distribute pro rata to its Class I, Class II and Institutional Class (if applicable) shareholders (the “Transferring Fund Shareholders”) of record, determined as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), the Class I, Class II and Institutional Class, respectively, Acquiring Fund Shares received by that Transferring Fund pursuant to paragraph 1.1; and (b) each Transferring Fund will thereupon proceed to liquidation as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Transferring Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Transferring Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. Such liquidation and distribution shall be accomplished on a class equivalent basis, i.e., Class I shares of the Transferring Fund shall be exchanged for Class I shares of the Acquiring Fund, Class II shares of the Transferring Fund shall be exchanged for Class II shares of the Acquiring Fund and Institutional Class shares of the Transferring Fund shall be exchanged for Institutional Class shares of the Acquiring Fund. All issued and outstanding shares of each Transferring Fund will simultaneously be canceled on the books of that Transferring Fund. The Acquiring Funds shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Funds’ transfer agent. Shares of the Acquiring Funds will be issued in the manner described in the Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”), relating to the Acquiring Fund Shares, which shall include a proxy statement of each Transferring Fund and the prospectus of each Acquiring Fund relating to the transactions contemplated by this Agreement (the “Proxy Statement/Prospectus”). The Proxy Statement/Prospectus will have been distributed to shareholders of each Transferring Fund in connection with the meeting of shareholders of such Transferring Fund to approve this Agreement and the transactions contemplated hereby.

1.6 TRANSFER TAXES. It is the parties’ understanding that no transfer taxes will apply to the issuance of shares and transfers of shares and assets in accordance with this Agreement.

1.7 REPORTING RESPONSIBILITY. Any regulatory reporting responsibility of the Transferring Funds is and shall remain the responsibility of the Transferring Funds up to and including the Closing Date and such later date on which the Transferring Funds are liquidated.

1.8 LIQUIDATION. The Dundee Trust shall take all necessary and appropriate steps under applicable law to make all distributions pursuant to paragraph 1.4 and liquidate the Transferring Funds promptly following the Closing Date.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of each Transferring Fund’s assets to be acquired by the corresponding Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the Valuation Date (as defined in paragraph 1.4), using the valuation procedures set forth in the Dundee Trust’s Amended and Restated Agreement and Declaration of Trust and the Transferring Funds’ then current prospectuses and statements of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. For purposes of the Reorganization, each Acquiring Fund’s net asset value per share shall be equal to the corresponding Transferring Fund’s net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date.

2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for a Transferring Fund’s assets shall have an aggregate net asset value equal to the value of the net assets of the corresponding Transferring Fund on the Valuation Date, determined as provided in this Article II. Such issuance shall be accomplished on a class equivalent basis, i.e., Class I shares of the Acquiring Fund shall be exchanged for Class I shares of the Transferring Fund, Class II shares of an Acquiring Fund shall be exchanged for Class II shares of an Transferring Fund and Institutional Class shares of the Acquiring Fund shall be exchanged for Institutional Class shares of an Transferring Fund.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Transferring Funds’ accounting agent, in accordance with its regular practice in pricing the shares and assets of the Transferring Funds and confirmed by The Northern Trust Company, the Acquiring Funds’ accounting agent. Each Transferring Fund and Acquiring Fund agree, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Funds and those determined in accordance with the pricing policies and procedures of the Transferring Funds.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The parties shall make respective best efforts to close the Reorganization (the “Closing”) on or about (the “Closing Date”), unless the parties agree in writing otherwise. All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided herein. The Closing shall be held as of 8:00 a.m. Eastern time at the offices of the Advisers Investment Trust, or at such other time and/or place as the parties may agree.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Funds or the Transferring Funds shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Funds or the Transferring Funds is impracticable as mutually determined by the parties, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored and the Closing Date shall be postponed until the second such business day.

3.3 TRANSFER AGENT’S CERTIFICATE. The Transferring Funds’ Transfer Agent shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Transferring Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder of record immediately prior to the Closing. Each Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of the Dundee Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the corresponding Transferring Fund that such Acquiring Fund Shares have been credited to the corresponding Transferring Fund’s account on the books of such Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

3.4 CUSTODIAN’S CERTIFICATE. The Transferring Funds’ Custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Transferring Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the corresponding Acquiring Fund as of the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by each Transferring Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRANSFERRING FUNDS. Dundee Trust on behalf on behalf of each Transferring Fund represents and warrants to the Advisers Investment Trust and the corresponding Acquiring Fund as follows:

(a) The Transferring Fund is a separate investment series of the Dundee Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Transferring Fund is a separate investment series of the Dundee Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c) The current prospectus and statement of additional information of the Transferring Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Dundee Trust’s Amended and Restated Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

(e) The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date or as a result of the Closing of the Reorganization, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g) At the Closing Date, all audited financial statements of the Transferring Fund at September 30, 2012 and unaudited financial statements at March 31, 2013, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Transferring Fund as of such dates, and there are no known contingent liabilities of the Transferring Fund as of such dates not disclosed therein.

(h) Since March 31, 2013, there has not been any material adverse change in the Transferring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the corresponding Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Transferring Fund shall not constitute a material adverse change.

(i) At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. All of the Transferring Funds’ tax liabilities have been adequately provided for on its books. To the best of the Transferring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation ended on or before the date of this Agreement, the Transferring Fund has met the requirements of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended, (the “Code”) for qualification and treatment as a regulated investment company and has distributed in each such year such amounts as are required to avoid any entry-level federal income and excise tax. The Transferring Fund will continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its current taxable year.

(k) All issued and outstanding shares of the Transferring Fund are, and at the Closing Date will be, legally issued and outstanding, fully paid and non-assessable by the Transferring Fund. All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Transferring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund Shares, nor is there outstanding any security convertible into any of the Transferring Fund Shares.

(l) At the Closing Date, the Transferring Fund or its nominee will have good and marketable title to the Transferring Fund’s assets to be transferred to the corresponding Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the corresponding Acquiring Fund.

(m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Transferring Fund and, subject to approval by the Transferring Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The information furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o) From the effective date of the Registration Statement (as defined in paragraph 1.5), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by the Transferring Fund with respect to the Transferring Fund for use in the Proxy Statement/Prospectus (as defined in paragraph 1.5), the Registration Statement or any other materials provided in connection with the Reorganization, does not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(p) The Transferring Funds’ investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Transferring Funds’ prospectuses, except as previously disclosed in writing to the Acquiring Funds.

4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Advisers Investment Trust on behalf of each Acquiring Fund represents and warrants to the Dundee Trust and the corresponding Transferring Fund as follows:

(a) The Acquiring Fund is a separate investment series of the Advisers Investment Trust, a business trust duly organized, validly existing and in good standing under the laws of the State of Ohio.

(b) The Acquiring Fund is a separate investment series of the Advisers Investment Trust, which is registered as an investment company classified as a management company of the open-end type, and Advisers Investment Trust’s registration with the Commission as an investment company under the 1940 Act, is in full force and effect.

(c) The prospectus and statement of additional information, as of the Closing Date, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Advisers Investment Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to and accepted by the corresponding Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Advisers Investment Trust or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Advisers Investment Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date, if any, shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(g) As of the date hereof, the Acquiring Fund has not commenced operation; however, the Acquiring Fund intends to meet the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification and treatment as a regulated investment company for the taxable year in which the Reorganization occurs and intends to continue to meet all the requirements for that qualification and intends to distribute in each year such amounts as are required to avoid any entry-level federal income and excise tax.

(h) The Acquiring Fund was formed for the purpose of effecting the Reorganization, has not engaged in any business prior to the Reorganization and does not own any assets. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(i) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Advisers Investment Trust, and this Agreement constitutes a valid and binding obligation of the Advisers Investment Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(j) The Acquiring Fund Shares to be issued and delivered to the corresponding Transferring Fund, for the account of the Transferring Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be legally issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable.

(k) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(l) From the effective date of the Registration Statement (as defined in paragraph 1.5), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by Advisers Investment Trust with respect to the Acquiring Fund for use in the Proxy Statement/Prospectus (as defined in paragraph 1.5), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(m) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(n) The Advisers Investment Trust will file a post-effective amendment to its registration statement on Form N-1A, with the Commission, for the purpose of registering the Acquiring Fund as a series of the Advisers Investment Trust (“PEA”). The PEA will be effective on or before the Closing Date.

(o) The Acquiring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date or as a result of the Closing of the Reorganization, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

ARTICLE V

COVENANTS OF THE ACQUIRING FUNDS AND THE TRANSFERRING FUNDS

5.1 OPERATION IN ORDINARY COURSE. Each Transferring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include distribution of customary dividends, distributions, and redemptions. Each Acquiring Fund will not commence operations until the Closing Date.

5.2 APPROVAL BY SHAREHOLDERS. The Dundee Trust will call a meeting of the shareholders of each Transferring Fund to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Each Transferring Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. Each Transferring Fund will assist the corresponding Acquiring Fund in obtaining such information as the corresponding Acquiring Fund reasonably requests concerning the beneficial ownership of the shares of each Transferring Fund as of the Closing Date.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Funds and the Transferring Funds will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement and to preserve the tax-free reorganization status of the transactions for federal income tax purposes, including any actions required to be taken after the Closing Date.

5.6 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. Advisers Investment Trust will prepare and file with the Commission a Registration Statement (as defined in paragraph 1.5) relating to the Reorganization. The Registration Statement shall be in material compliance with the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) Act and the 1940 Act. Each Transferring Fund will provide its respective Acquiring Fund with the materials and information necessary to prepare the Proxy Statement/Prospectus for inclusion in the Registration Statement in connection with the meeting of the Transferring Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein. Advisers Investment Trust will afford the Dundee Trust a reasonable opportunity to review and comment on the Registration Statement and any amendment or supplement thereto and will obtain the Dundee Trust’s consent to the filing thereof (such consent will not be unreasonably withheld).

5.7 INDEMNIFICATION.

(a) Each party (an “Indemnitor”) shall identify and hold harmless the other party, each of such other party’s affiliated companies, and all directors, officers, employees and agents of such other party (“Indemnified Parties”), against any and all losses, damages, or liabilities or any pending or completed actions, claims, suits complaints or investigations (including all reasonable expenses of litigation or arbitration), judgments, fines or amounts paid in any settlement consented by the Indemnitor to which any Indemnified Party may become subject to (collectively, “Losses”) as a result or arising out of or relating to: (1) any grossly negligent acts, omissions, bad faith or willful misconduct in the performance of Indemnitor’s duties and obligations hereunder; (2) any breach of the Indemnitor’s representations or warranties contained in this Agreement; (3) Indemnitor’s failure to comply with any terms of this Agreement; or (4) any action of an Indemnified Party, upon instructions believed in good faith by the Indemnified Party to have been executed by a duly authorized officer or representative of the Indemnitor. No Indemnified Party, however, shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in such Indemnified Party’s position.

(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. In order that the indemnification provisions contained herein shall apply, upon the assertion of a claim or a loss for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion or loss, and shall keep the other advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate at its expense with the party seeking indemnification in the defense of such claim. In this event, the party seeking indemnification may not settle, compromise or consent to judgment except with the other party’s prior written consent. The obligations of the parties hereto under this Section shall survive termination of the Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

The obligations of each Transferring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Advisers Investment Trust and corresponding Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of each of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and each Acquiring Fund shall have delivered to the corresponding Transferring Fund a certificate executed in its name by the Advisers Investment Trust’s President or Vice President, in form and substance reasonably satisfactory to the corresponding Transferring Fund and dated as of the Closing Date, to such effect.

6.2 With respect to the Acquiring Funds, the Dundee Trust shall have received on the Closing Date an opinion from Thompson Hine LLP, counsel to the Advisers Investment Trust and the Acquiring Funds, dated as of the Closing Date, and also a draft opinion as of five (5) days prior to the Closing Date, in a form reasonably satisfactory to the corresponding Transferring Fund, substantially to the effect that:

(a) Each of the Acquiring Funds is a series of the Advisers Investment Trust, a business trust duly organized, validly existing and in good standing under the laws of the State of Ohio, and to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business, as such business is described in the Registration Statement.

(b) Each of the Acquiring Funds is a series of an Ohio business trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) This Agreement has been duly authorized, executed, and delivered by the Advisers Investment Trust on behalf of the Acquiring Funds, and, assuming due authorization, execution and delivery of this Agreement by the corresponding Transferring Funds, is a valid and binding obligation of the Acquiring Funds enforceable against the Acquiring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d) Assuming that a consideration of not less than the net asset value of the Acquiring Fund Shares has been paid, the Acquiring Fund Shares to be issued and delivered to the corresponding Transferring Fund on behalf of the Transferring Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of any Acquiring Fund has any preemptive rights in respect thereof pursuant to statute, or the Advisers Investment Trust’s Declaration of Trust or Bylaws.

(e) Each of the Registration Statement and the PEA has been declared effective by the Commission and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Ohio is required for consummation by the Advisers Investment Trust and the Acquiring Funds of the transactions contemplated herein, except as such have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, as well as may be required under state securities laws (no opinion being required with respect to such state securities laws).

(f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Advisers Investment Trust’s Declaration of Trust or Bylaws, or to the knowledge of its counsel, without having made any investigation, result in the acceleration of any obligation or the imposition of any penalty in the nature of liquidated damages or otherwise under any judgment, or decree to which the Advisers Investment Trust or any Acquiring Fund is a party or by which it is bound.

(g) Only insofar as they relate to an Acquiring Fund, the descriptions in the Proxy Statement/Prospectus of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present in all material respects the information required to be shown in the Proxy Statement/Prospectus.

(h) In the ordinary course of such counsel’s representation of Advisers Investment Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Funds, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

(i) In the ordinary course of such counsel’s representation of Advisers Investment Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Advisers Investment Trust or any of its properties or assets and Advisers Investment Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

(j) To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Ohio is required for consummation by Advisers Investment Trust and the Acquiring Fund of the transaction contemplated herein, except as has and as may be obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Transferring Funds. In addition, in rendering the above opinion, Thompson Hine LLP may rely on the opinion of local counsel.

6.3 As of the Closing Date of the Reorganization of the corresponding Transferring Funds, there shall have been no material change in the investment objective, policies and restrictions nor any material adverse change in the investment management fees, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds as reflected in the PEA from those fee amounts, undertakings and sales load amounts of the Acquiring Funds described in the Proxy Statement/Prospectus.

6.4 For the period beginning at the Closing Date and ending not less than six years thereafter, DundeeWealth US, its successor or assigns shall provide, or cause to be provided, liability coverage from a commercial insurance carrier in a form reasonably acceptable to the Board of Trustees of the Dundee Trust applicable to both former and current Trustees and officers of the Dundee Trust, covering the actions of such Trustees and officers of the Dundee Trust for the period they served as such with respect to matters related to the Transferring Fund. The premium for such liability coverage shall be paid by DundeeWealth US and/or its parent or other affiliate.

6.5 Each Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of its corresponding Transferring Fund’s current and former trustees and officers, acting in their capacities as such, shall survive the Reorganization as obligations of such Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against such Acquiring Fund, its successors or assigns. The rights of indemnification described under this paragraph shall be limited to amounts not covered by the commercial insurance policy (i.e., insurance deductible and amounts in excess of insurance coverage) provided for in paragraph 6.4; provided, however, that (i) such indemnification is not conditioned on the insurance policy covering the entire claim; and (ii) if the insurance policy requires the former trustees or officers to first seek indemnification, such trustees or officers may, but are not required, to first seek indemnification before making a claim under the insurance policy.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Transferring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the

Transferring Fund shall have delivered to the corresponding Acquiring Fund on the Closing Date a certificate executed in its name by the Dundee Trust’s President or Vice President, in form and substance reasonably satisfactory to the corresponding Acquiring Fund and dated as of the Closing Date, to such effect.

7.2 The Transferring Fund shall have delivered to the corresponding Acquiring Fund a statement of the Transferring Fund’s assets and liabilities, together with a list of the Transferring Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date and also as of five (5) days prior to the Closing Date, certified by the Treasurer or Assistant Treasurer of the Dundee Trust.

7.3 With respect to the Transferring Funds, the Advisers Investment Trust shall have received on the Closing Date an opinion of Drinker Biddle & Reath LLP, counsel to the Dundee Trust and the Transferring Funds, dated as of the Closing Date, in a form reasonably satisfactory to the corresponding Acquiring Fund, to the effect that:

(a) Each of the Transferring Funds is a series of the Dundee Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b) Each of the Transferring Funds is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) This Agreement has been duly authorized, executed and delivered by the Dundee Trust on behalf of the Transferring Funds and, assuming due authorization, execution, and delivery of this Agreement by the corresponding Acquiring Funds, is a valid and binding obligation of each of the Transferring Funds enforceable against such Transferring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d) Assuming that a consideration therefore of not less than the net asset value of the Transferring Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of the Transferring Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Transferring Fund are legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Transferring Fund has any preemptive rights in respect thereof pursuant to statute or the Dundee Trust’s Amended and Restated Agreement and Declaration of Trust or Bylaws.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Dundee Trust’s Amended and Restated Agreement and Declaration of Trust or By-laws, or, to the knowledge of such counsel, without having made any investigation, result in the acceleration of any obligation or the imposition of any penalty in the nature of liquidated damages or otherwise, under any agreement, judgment, or decree to which the Dundee Trust or any Transferring Fund is a party or by which it is bound.

(f) Only insofar as they relate to the Transferring Funds, the descriptions in the Proxy Statement/Prospectus of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present in all material respects the information required to be shown in the Proxy Statement/Prospectus.

(g) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Dundee Trust and the Transferring Funds of the transaction contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws.

(h) In the ordinary course of such counsel’s representation of Dundee Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Transferring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

(i) In the ordinary course of such counsel’s representation of Dundee Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Dundee Trust or any of its properties or assets and Dundee Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Drinker Biddle & Reath LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Acquiring Funds.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF

THE ACQUIRING FUNDS AND THE TRANSFERRING FUNDS TO CLOSE

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Transferring Funds or the Acquiring Funds, as the case may be, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein with respect to each Transferring Fund shall have been approved by the requisite vote of the holders of the outstanding shares of that Transferring Fund in accordance with the provisions of the Dundee Trust’s Amended and Restated Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the corresponding Acquiring Fund. A Transferring Fund shall not be obligated to consummate this Agreement and the transactions contemplate hereby if another Transferring Fund has not obtained the requisite shareholder approval with respect to that Transferring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Transferring Funds may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no action” positions of and exemptive orders from such federal and state authorities) to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Transferring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. In addition, the registration statement on Form N-1A for the Advisers Investment Trust, including the PEA, shall be effective and no stop orders suspending the effectiveness shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 Advisers Investment Trust, on behalf of and with respect to each Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.6 The parties shall have received a favorable legal opinion from Drinker Biddle & Reath LLP addressed to the Advisers Investment Trust and the Dundee Trust and their Boards of Trustees, respectively, substantially to the effect that, for federal income tax purposes:

(a) The transfer of all of each Transferring Fund’s assets in exchange for the corresponding Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of the liabilities of the Transferring Fund followed by the distribution of the Acquiring Fund Shares to the Transferring Fund Shareholders in dissolution and liquidation of such Transferring Fund will constitute an “F reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and each Acquiring Fund and Transferring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b) No gain or loss will be recognized by any Acquiring Fund upon the receipt of the assets of the corresponding Transferring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

(c) No gain or loss will be recognized by any Transferring Fund (1) upon the transfer of its assets to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of the liabilities of the Transferring Fund or (2) upon the distribution of the Acquiring Fund Shares to Transferring Fund Shareholders in respect of their shares of the Transferring Fund.

(d) No gain or loss will be recognized by Transferring Fund Shareholders upon their receipt of Acquiring Fund Shares in exchange for their shares of a Transferring Fund.

(e) The aggregate adjusted tax cost basis of the Acquiring Fund Shares received by each Transferring Fund Shareholder pursuant to the Reorganization will be the same as the aggregate adjusted tax cost basis of the Transferring Fund Shares held by such Shareholder immediately prior to the Closing. The holding period of the Acquiring Fund Shares received by each Transferring Fund Shareholder will include the period during which the Transferring Fund Shares were held by such Shareholder (provided the Transferring Fund Shares were held as capital assets on the date of the Closing).

(f) The adjusted tax cost basis of the Transferring Fund assets acquired by the corresponding Acquiring Fund will be the same as the adjusted tax cost basis of such assets to the Transferring Fund immediately prior to the Closing, and the holding period of the assets of the Transferring Fund in the hands of the corresponding Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

(g) For purposes of Section 381 of the Code, each Acquiring Fund will be treated as the same corporation as the corresponding Transferring Fund and the tax attributes of such Transferring Fund enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no reorganization.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Drinker Biddle & Reath LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Acquiring Funds. Further, such opinion may state that no opinion is expressed regarding the following: (i) the federal income tax consequences of the payment of reorganization expenses by JO Hambro Capital Management Limited and DundeeWealth US, except in relation to the qualification of the transfer of each Transferring Fund’s assets to its respective Acquiring Fund as a reorganization under Section 368(a); (ii) the effect of the Reorganization on any Transferring Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under Section 1256 of the Code); (iii) the effect of the Reorganization on any shareholder of any Transferring Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (iv) whether accrued market discount on any market discount bonds held by any Transferring Fund, if any, will be required to be recognized as ordinary income under Section 1276 as a result of the Reorganization; and (v) any state, local or foreign tax consequences of the Reorganization. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Transferring Funds may waive the conditions set forth in this paragraph 8.7.

ARTICLE IX

EXPENSES

9.1 The Transferring Funds, the Acquiring Funds and the shareholders of the Transferring Funds and the Acquiring Funds will pay their respective expenses, if any, incurred in connection with the Reorganization. Notwithstanding the foregoing, JO Hambro Capital Management Limited shall pay costs relating to the solicitation of the shareholders of the Transferring Funds (inclusive of legal fees and expenses, printing, mailing the proxy statement and soliciting proxies), to the extent that such costs are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.187). Any other costs that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.187) and not reflected in the foregoing sentence shall be shared by JO Hambro Capital Management Limited and DundeeWealth US as they may mutually agree.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 Each Acquiring Fund and each Transferring Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.2, 1.3, 1.4, 4.1 (n) and 4.2 (k) and Articles IX and X.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated with respect to the Acquiring Funds and the Transferring Funds by the mutual agreement of the Acquiring Funds and Transferring Funds at or prior to the Closing Date. In addition, the Dundee Trust or the Advisers Investment Trust may at its option terminate this Agreement at or prior to the Closing Date because:

(a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 10 days after written notice thereof is delivered to the breaching party; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

(c) a determination by the party’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party thereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Dundee Trust or the Advisers Investment Trust, or their respective Boards or officers, to the other party, including without limitation consequential damages, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Dundee Trust and the Advisers Investment Trust; provided, however, that following the meeting of shareholders of the Transferring Funds pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Transferring Fund Shareholders under this Agreement to the detriment of such Transferring Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to the Dundee Trust, the names used herein refer to the Dundee Trust and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of the Dundee Trust filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Dundee Trust. The obligations of the Dundee Trust entered into in the name or on behalf thereof by any of its

Trustees, representatives or agents of the Dundee Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Dundee Trust personally, but bind only the trust property, and all persons dealing with the Transferring Funds must look solely to the trust property belonging to a Transferring Fund for the enforcement of any claims against a Transferring Fund.

With respect to the Advisers Investment Trust, the names used herein refer to Advisers Investment Trust and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of Advisers Investment Trust filed in Ohio, which are hereby referred to and are also on file at the principal offices of Advisers Investment Trust. The obligations of Advisers Investment Trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents of Advisers Investment Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of Advisers Investment Trust personally, but bind only the trust property, and all persons dealing with Acquiring Funds must look solely to the trust property belonging to a Acquiring Fund for the enforcement of any claims against an Acquiring Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ADVISERS INVESTMENT TRUST ON BEHALF OF JOHCM EMERGING MARKETS OPPORTUNITIES FUND, JOHCM GLOBAL EQUITY FUND and JOHCM INTERNATIONAL SELECT FUND

By:
Name:	Dina Tantra
Title:	President

DUNDEEWEALTH FUNDS ON BEHALF OF ITS JOHCM EMERGING MARKETS OPPORTUNITIES FUND, JOHCM GLOBAL EQUITY FUND and JOHCM INTERNATIONAL SELECT FUND

By:
Name:	Amy D. Duling
Title:	President

DUNDEEWEALTH US, LLP SOLELY WITH RESPECT TO PARAGRAPHS 6.4 and 9.1

By:
Name:
Title:

JO HAMBRO CAPITAL MANAGEMENT LIMITED, SOLELY WITH RESPECT TO PARAGRAPH 9.1

By:
Name:
Title:

APPENDIX B

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

Fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Fund affected (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). A change in policy affecting only one Fund may be effected with the approval of a majority of the outstanding shares of such Fund. Non-fundamental policies may be changed by the applicable Board without the approval of the shareholders. Finally, there are investment limitations imposed by the 1940 Act) that a Fund may, but need not, adopt as an investment policy.

The following restrictions are fundamental and may not be changed without a shareholder vote.

Transferring Funds	Acquiring Funds
With respect to 75% of a Fund’s assets, the Fund may not (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.	The Acquiring Funds do not have a comparable fundamental policy. However, each of the Acquiring Funds is a “diversified company” as defined by Section 5(b)(1) of the 1940 Act. Section 5(b)(1) requires diversified companies to comply with requirements identical to the Transferring Funds’ fundamental policy. A diversified fund may deviate from the requirements of section 5(b)(1) only with the approval of the holders of a majority of the outstanding voting shares of the fund. Consequently, both Transferring Fund and the Acquiring Fund are subject to the same investment restrictions.

The Funds may not purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.	The Funds will invest no more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the US government, its agencies and instrumentalities or repurchase agreements with respect thereto.

The Funds may not borrow money in an amount exceeding 33 1/3% of the value of each Fund’s total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.	The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that a Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of a Fund.

Transferring Funds	Acquiring Funds
The Funds may not make loans if, as a result, more than 33 1/3% of a Fund’s total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.	The Funds will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of a Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing or holding non-publicly offered debt instruments in accordance with its investment objectives and policies. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

The Funds may not purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

The Funds may not issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.	The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

The Funds may not act as an underwriter of securities of other issuers except as each Fund may be deemed an underwriter in selling a portfolio security.	The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities),a Fund may be deemed an underwriter under certain federal securities laws.

The following restrictions are non-fundamental and may be changed by the Board without a shareholder vote.

Transferring Funds	Acquiring Funds
The Funds may not pledge, mortgage or hypothecate assets except to secure borrowings permitted by each Fund’s fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of a Fund’s total assets.	The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in its fundamental investment limitation on borrowing. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

The Funds may not purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales “against the box”; and (iv) make short sales in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.	The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

The Fund’s may not purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of a Fund’s net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while a Fund holds such securities.	The Funds will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

The Funds do not have a comparable policy.	The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

Transferring Funds	Acquiring Funds
The Funds may not invest in securities of any investment company, except as permitted by the 1940 Act.	The Acquiring Funds do not have a comparable fundamental policy. However, each of the Acquiring Funds is subject to Section 12(d)(1)(A) of the 1940 Act which places limits on investments by investment funds in any registered and unregistered investment company, requiring the Acquiring Funds to comply with requirements identical to the Transferring Funds’ non-fundamental policy. Consequently, both the Transferring Funds and the Acquiring Funds are subject to the same investment restrictions.

The Funds may not enter into futures contracts and options on futures contracts, except as permitted by the prospectus and the SAI.	The Acquiring Funds do not have a comparable fundamental policy. However, the Acquiring Funds will only invest in securities that are permitted by either the prospectus or SAI.

The Funds may not invest in companies for the purpose of exercising control.	The Acquiring Funds do not have a comparable fundamental policy.

APPENDIX C

SHAREHOLDER POLICIES AND PROCEDURES

ADVISERS INVESTMENT TRUST

The information below is extracted from the preliminary prospectus for the Acquiring Funds and discloses the Funds’ policies and procedures related to purchasing, redeeming and exchanging Acquiring Fund shares.

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”) /3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business, except for the following days on which the share price of a Fund is not calculated: Saturdays and Sundays; US national holidays including New Year’s Day (January 1), Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Funds before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of a Fund may change every day.

A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-252-5393 (toll free) or 312-630-6583 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities.

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value a Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Fair Value Committee may need to price the security using the Funds’ fair value pricing guidelines.

In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. A Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index.

In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

You may purchase shares directly from the Funds or through your broker or financial intermediary on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes early) will be effective at that day’s share price. Purchase requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

Share Classes

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts. The minimum initial investment for Institutional Shares is $1,000,000.

Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. The minimum initial investment for Class I Shares is $25,000.

Class II Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. The minimum initial investment for Class I Shares is $2,000.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Fund may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT. These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Fund. You can obtain a copy of the New Account Application by calling the Fund at 866-252-5393 (toll free) or 312-630-6583 on days the Fund is open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Call 866-252-5393 (toll free) or 312-630-6583 on days the Funds are open for business.

•	Complete a New Account Application and send it to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00pm ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682700

Shareholder Account #AIT1054            (ex. AIT10541234567)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	The redemption request must include:
1.	The number of shares or the dollar amount to be redeemed;
2.	The Fund account number; and
3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

•	A Medallion Signature Guarantee (see below) also is required if:
1.	The proceeds are to be sent elsewhere than the address of record, or
2.	The redemption is requested in writing and the amount is greater than $50,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at 866-252-5393 (toll free) or 312-630-6583 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call 866-252-5393 (toll free) or 312-630-6583 to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if:

•	the redemption is requested in writing and the amount redeemed is greater than $50,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call 866-252-5393 (toll free) or 312-630-6583 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds will pay redemption proceeds within seven (7) calendar days after receipt of a proper redemption request. However, the Funds may hold proceeds for shares purchased by ACH until the purchase amount has been collected, which may be as long as five (5) business days. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of the Funds by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment of redemption proceeds.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

How to Exchange Shares

You may exchange your shares for the same share class of another JOHCM Fund on any Business Day by contacting the Funds directly by mail or telephone by calling [insert phone number]. Because the JOHCM International Select Fund has not adopted a Class I Shareholder Servicing Plan, if you exchange Class I Shares of this Fund for the same share class of another JOHCM Fund, you will pay shareholder servicing fees not exceeding ten basis points (0.10%) of each of the other JOHCM Funds’ average daily net assets. The exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Fund as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of a Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DUNDEEWEALTH FUNDS

The information below is extracted from the prospectus for the Transferring Funds and discloses the Funds’ policies and procedures related to purchasing, redeeming and exchanging Transferring Fund shares.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange DundeeWealth Fund shares.

Institutional Shares of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund are primarily for institutional investors investing for their own or their customers’ accounts.

Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Funds, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. The minimum initial investment for Institutional Shares is $1,000,000, the minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000. There are no sales charges when you purchase shares of the DundeeWealth Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable to “DundeeWealth Funds” in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check). The Funds do not accept third-party checks or credit card purchases. The Funds may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds’ policy on short-term trading, see “Market Timing Policies and Procedures.”

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Funds calculate the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day’s NAV, the Funds or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Funds may telephone you to verify information you have provided. If you do not provide the required information, or if the Funds’ representatives are unable to verify your identity, the Funds reserve the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Funds reserve the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating the NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

As the Funds invest in stocks of U.S. and foreign companies that are traded on global exchanges, there may be limited circumstances in which a Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Funds calculate NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Funds (or an authorized broker) receive your request.

Receiving Your Money

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Funds may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Funds’ Statement of Additional Information.

How to Exchange Your Shares

You may exchange your shares for the same share class of another DundeeWealth Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after a Fund receives your exchange request.

You may exchange Institutional Shares of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund for Institutional Shares of any other DundeeWealth Fund.

You may exchange Class I Shares of a Fund for Class I Shares of any other DundeeWealth Fund.

You may exchange Class II Shares of a Fund for Class II Shares of any other DundeeWealth Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Funds to attempt to maintain higher cash positions, changes to the Funds’ holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

•

Shareholders are restricted from making more than 4 “round trips” into or out of a Fund in any calendar year. If a shareholder exceeds this amount, the Funds may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

•

The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. Purchases and redemptions made through the Funds’ Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect a Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Funds, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Funds reserve the right to close your account at the then-current day’s price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds cannot verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Shareholder Servicing Plans

The Funds have adopted Shareholder Servicing Plans (the “Service Plans”) that allow Class I and Class II Shares of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund and Class II Shares of the JOHCM International Select Fund to use their assets to pay service fees to firms that provide shareholder services (“Service Providers”). Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.10% of its Class I Shares’ and 0.25% of its Class II Shares’ average daily net assets and the JOHCM International Select Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II shares’ average daily net assets. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and their shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Funds’ Statement of Additional Information. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. A Fund may reimburse the Adviser for Additional Payments.

PART B

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

Each a series of ADVISERS INVESTMENT TRUST

STATEMENT OF ADDITIONAL INFORMATION

August [    ], 2013

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

DundeeWealth Funds	Advisers Investment Trust
JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Opportunities Fund
JOHCM Global Equity Fund	JOHCM Global Equity Fund
JOHCM International Select Fund (each a “Transferring Fund” and, collectively, the “Transferring Funds”.)	JOHCM International Select Fund (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”.)

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated August [    ], 2013 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the DundeeWealth Funds that will be held on [October 18, 2013]. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling [                    ] or by writing to JOHCM Funds [                                                                                                                                       .]

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.

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GENERAL INFORMATION

This SAI and the Proxy Statement/Prospectus are related to the acquisition of all of the assets of each Transferring Fund by its corresponding Acquiring Fund and the assumption by that Acquiring Fund of all of the liabilities of the corresponding Transferring Fund. Such assets are proposed to be exchanged for shares of the corresponding Acquiring Fund having an aggregate value equal to the net asset value of the particular Transferring Fund on a date agreed to by the parties to the Agreement and Plan of Reorganization, currently expected to be the business day preceding [            ] (the “Closing Date”). On or soon after the Closing Date as is conveniently practicable, the Acquiring Fund shares received will be distributed proportionately to the shareholders of the corresponding Transferring Fund and the Transferring Fund will proceed to liquidate.

INCORPORATION OF DOCUMENTS BY REFERENCE

INTO THE STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information incorporates by reference the following documents:

1.	The Transferring Funds’ Prospectus dated February 1, 2013, as revised March 21, 2013, with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund and dated March 21, 2013 with respect to the JOHCM Global Equity Fund (previously filed on EDGAR, Accession No. 0001534424-13-000124).

2.	The Transferring Funds’ Statement of Additional Information dated February 1, 2013, as revised March 21, 2013, with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund and dated March 21, 2013, with respect to the JOHCM Global Equity Fund (previously filed on EDGAR, Accession No. 0001534424-13-000124).

3.	The audited financial statements and related report of the independent registered public accounting firm included in the Transferring Funds Annual Report to Shareholders for the fiscal year ended September 30, 2012, with respect the JOHCM International Select Fund (previously filed on EDGAR, Accession No. 0001534424-12-000349). No other parts of the Annual Report are incorporated herein by reference.

4.	The unaudited financial statements included in Transferring Funds’ Semi-Annual Report to Shareholders for the period ended March 31, 2013, with respect to JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (previously filed on EDGAR, Accession No. 0001534424-13-000258). No other parts of the Semi-Annual Report are incorporated herein by reference.

Information relating to the Acquiring Funds is not incorporated by reference into this Statement of Additional Information. Rather, a description of Advisers Investment Trust and the Acquiring Funds is contained in this Statement of Additional Information.

DESCRIPTION OF THE TRUST AND THE FUNDS

Advisers Investment Trust (the “Trust”) is an open-end management investment company established as a business trust under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. This Statement of Additional Information relates to the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. The investment adviser to each of the Funds is JO Hambro Capital Management Limited (the “Adviser”).

Each Fund is a diversified fund.

The Funds do not issue share certificates. All shares are held in non-certificated form registered on the books of the Funds and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. In case of any liquidation of a series, the shareholders of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Funds have equal voting and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

SHARES OF THE FUNDS

Share Classes

Each of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund offers three classes of shares. The JOHCM International Select Fund offers two classes of shares. Each class has different shareholder servicing fees.

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Institutional Shares of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund are primarily for institutional investors investing for their own or their customers’ accounts. The minimum initial investment for Institutional Shares is $1,000,000.

Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. The minimum initial investment for Class I Shares is $25,000.

Class II Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. The minimum initial investment for Class I Shares is $2,000.

Each of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund have adopted a Class I Shareholder Services Plan (the “Class I Plan”) and each of the Funds has adopted a Class II Shareholder Services Plan (the “Class II Plan” and together with the Class I Plan, the “Shareholder Services Plans”). Under the Shareholder Services Plans, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding (i) ten basis points (0.10%) of each of the Funds’ average daily net assets attributable to Class I Shares and (ii) twenty-five basis points (0.25%) of each of the Funds’ average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services

Pricing Fund Shares

The price of the shares is based on each Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”) /3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business, except for the following days on which the share price of each Fund is not calculated: Saturdays and Sundays; US national holidays including New Year’s Day (January 1), Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders to purchase or sell shares is priced at the next NAV calculated after the order is received in good order by the Funds or a financial intermediary. Only purchase orders received in good order by the Funds before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of each Fund may change every day.

A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

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•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-252-5393 (toll free) or 312-630-6583 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless the investor has provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of the Funds’ investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities.

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value a Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Fair Value Committee may need to price the security using the Funds’ fair value pricing guidelines.

In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing the Fund’s NAV to change even though the Fund is closed. While fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For additional information, see “Determination of Share Price”.

How to Purchase Shares

Investors may purchase shares directly from the Funds or through a broker or financial intermediary on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes early) will be effective at that day’s share price. Purchase requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. Investors may invest any amount they choose, as often as they wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments of amounts smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

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Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When an investor opens an account, the Funds will ask for the investors’ name, residential address, date of birth, government identification number and other information that will allow us to identify an investor. The Funds also may ask to see the investor’s driver’s license or other identifying documents.

If the Funds do not receive the required information, there may be a delay in processing the investor’s investment request, which could subject the investor’s investment to market risk. If the Funds are unable to immediately verify the investor’s identity, the Funds may restrict further investment until the investor’s identity is verified. Once the Funds are able to verify the investor’s identity, the investor’s investment will be accepted and processed at the next determined NAV. However, if the Funds are unable to verify the investor’s identity, each Fund reserves the right to close the investor’s account without notice and return the investor’s investment at the NAV determined on the day in which the investor’s account is liquidated. If the Funds close the investor’s account because the Funds are unable to verify the investor’s identity, the investor’s investment will be subject to market fluctuation, which could result in a loss of a portion of the investor’s principal investment. If the investor’s account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

An investor may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, an investor should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT. These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into the investor’s name following procedures established by the investor’s intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser or their affiliates.

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Fund Direct Purchases

An investor also may open a shareholder account directly with the Funds. An investor can obtain a copy of the New Account Application by calling the Funds at 866-252-5393 or 312-630-6583 on days the Funds are is open for business. An investor may invest in the following ways:

By Wire

To Open a New Account:

•	Call 866-252-5393 (toll free) or 312-630-6583 on days the Funds are open for business.

•	Complete a New Account Application and send it to:

JOHCM Funds c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•

Wire funds for an investor purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Have a bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682700

Shareholder Account #AIT1054            (ex. AIT10541234567)

Shareholder Name:

By Directed Reinvestment

The investor’s dividend and capital gain distributions will be automatically reinvested unless the investor indicates otherwise on the investor’s application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

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Other Purchase Information

The Funds reserves the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If the investor’s wire does not clear, the investor will be responsible for any loss incurred by a Fund. If the investor is already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to a Fund. The investor also may be prohibited or restricted from making future purchases in the Funds.

How to Redeem Shares

An investor may redeem all or part of the investor’s investment in a Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price an investor will receive when redeeming shares will be the NAV next determined after the Funds receive the investor’s properly completed order to sell. An investor may receive proceeds from the sale by check, bank wire transfer or direct deposit into the investor’s bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. The proceeds may be more or less than the purchase price of the investor’s shares, depending on the market value of the Fund’s securities at the time the investor’s redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If an investor purchased shares from a financial intermediary, the investor may sell (redeem) shares by contacting the investor’s financial intermediary.

Redeeming Directly from the Fund

If the investor purchased shares directly from the Funds and the investor appears on Fund records as the registered holder, the investor may redeem all or part of the investor’s shares using one of the methods described below.

By Mail

•	Send a written request to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

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•	The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number; and

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

•	A Medallion Signature Guarantee (see below) also is required if:

1.	The proceeds are to be sent elsewhere than the address of record, or
2.	The redemption is requested in writing and the amount is greater than $50,000.

By Wire

If the investor authorized wire redemptions on the investor’s New Account Application, the investor can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at 866-252-5393 (toll free) or 312-630-6583 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on the investor’s account unless indicated otherwise on the investor’s New Account Application.

•	Call 866-252-5393 (toll free) or 312-630-6583 to use the telephone privilege.

•	If the investor’s account is already opened and the investor wishes to add the telephone privilege, send a written request to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The investor will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that an investor may encounter some difficulty in telephoning us. If an investor as unable to reach us by telephone, an investor may request a sale by mail.

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Medallion Signature Guarantee

Some circumstances require that the investor’s request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect an investor against fraud. An investor can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. An investor should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, the investor’s request may be rejected.

An original Medallion Signature Guarantee is required if:

•	the redemption is requested in writing and the amount redeemed is greater than $50,000;

•	the name(s) or the address on the investor’s account or the name or address of a payee has been changed within 30 days of the investor’s redemption request;

•	information on the investor’s investment application has been changed within the last 30 days (including a change in the investor’s name or the investor’s address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of the investor’s redemption request.

If the investor’s written request is for redemption greater than $5 million, call 866-252-5393 (toll free) or 312-630-6583 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds will pay redemption proceeds within seven (7) calendar days after receipt of a proper redemption request. However, the Funds may hold proceeds for shares purchased by ACH until the purchase amount has been collected, which may be as long as five (5) business days. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, an investor may purchase shares of the Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment of redemption proceeds.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

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Generally, all redemptions will be for cash. However, if an investor redeem shares over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of the investor’s redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

Involuntary Redemptions of Shares

If the investor’s account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares because of redemptions, an investor may be required to sell the investor’s shares. The Funds will provide an investor at least 30 days written notice to give an investor sufficient time to add to the investor’s account and avoid the sale of the investor’s shares.

How to Exchange Shares

An investor may exchange shares for the same share class of another JOHCM Fund on any Business Day by contacting the Funds directly by mail or telephone by calling [insert phone number]. Because the JOHCM International Select Fund has not adopted a Class I Shareholder Servicing Plan, if you exchange Class I Shares of this Fund for the same share class of another JOHCM Fund, you will pay shareholder servicing fees not exceeding ten basis points (0.10%) of each of the other JOHCM Funds’ average daily net assets. The exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate the investor’s exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each of the Funds will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a

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Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Fund as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If an investor purchased shares through a financial intermediary, an investor should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to an investor.

Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of a Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

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Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless an investor requests cash distributions on the investor’s application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks of each Fund are discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Funds may make, some of the techniques the Fund may use and the risks related to those techniques and investments. Additional non-principal strategies and risks also are discussed here.

Equity Securities

Equity securities consist of common stock, preferred stock, securities convertible into common and preferred stock, rights, warrants, income trusts and Master Limited Partnerships (“MLP”). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stocks represent an equity interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends or in the event of issuer liquidation or bankruptcy. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Convertible securities are bonds, debentures, notes, preferred stocks that may be converted or exchanged into shares of the underlying common stock at a stated exchange ratio. Income trusts and Master Limited Partnerships units are equity investments and may lack diversification as such trusts are primarily invested in oil and gas, pipelines, and other infrastructures whereas MLPs are primarily engaged in the transportation, storage, processing, refining, marketing, exploration, productions, and mining of minerals and natural resources. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value (“NAV”) of the Fund will fluctuate. Securities in the Funds’ portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

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Depositary Receipts

The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.

Foreign and Emerging Markets Investments

Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, potentially less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, the Funds may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

The Funds will also invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). The Adviser includes within its definition of an emerging market country, any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); or (iii) listed in World Bank publications as developing.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Funds are uninvested and no return is earned thereon. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

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Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.

The JOHCM Emerging Markets Opportunities Fund may as part of its principal investment strategy, invest in frontier market countries. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Funds.

Participatory Notes. The Funds may also invest, and the JOHCM Emerging Markets Opportunities Fund may invest as part of its principal investment strategy, in participatory notes. Participatory notes issued by banks or broker-dealers are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange. Participatory notes are a type of equity-linked derivative that generally are traded over-the-counter. Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and each Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Foreign Currency and Foreign Currency Forward Contracts, Futures, and Options

When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. A Fund incurs expenses in converting assets from one currency to another.

Forward Contracts. The Funds may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date (“forward contracts”) for hedging purposes, either to “lock-in” the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. The Funds may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (“cross hedging”). Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange, including counterparty credit risk.

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Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Funds may invest. This may limit a Fund’s ability to effectively hedge its investments in those emerging markets.

Foreign Currency Futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the settlement date, for a pre-negotiated price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. A Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

Foreign Currency Options. The Funds may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, or to protect against potential declines in its portfolio securities that are denominated in foreign currencies.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies written or purchased by the Funds may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

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Additional Risk Factors. As a result of its investments in foreign securities, the Funds may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, a Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Adviser believes that the applicable rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Funds may hold such currencies for an indefinite period of time. In addition, a Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. The Funds may hold foreign currency in anticipation of purchasing foreign securities.

The Funds may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Adviser, it is in the best interest of a Fund to do so. In such instances as well, the Fund may convert the foreign currencies to dollars at the then current exchange rates, or may hold such currencies for an indefinite period of time.

While the holding of currencies will permit the Funds to take advantage of favorable movements in the applicable exchange rate, it also exposes the Funds to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Funds from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect a Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.

Master Limited Partnerships (MLP).

Each Fund may invest in limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like the Funds that invest in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. MLPs make distributions that are similar to dividends, and these are generally paid out on a quarterly basis. Some distributions received by a Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Generally speaking, MLP investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would result in higher interest expense. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. To the extent that a MLP’s interests are all in a particular industry, the MLP will, accordingly, be negatively impacted by economic events impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less

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restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Options

Each Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which it may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

Each Fund may write put and call options on securities only if they are “covered,” and such options must remain “covered” as long as the Fund is obligated as a writer. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Funds’ custodian in the prescribed amount. Under current SEC guidelines, each Fund will segregate assets to cover transactions in which the Fund writes or sells options. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. A call option is “covered” if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund maintains appropriate liquid securities with a value equal to the strike price or holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

There are numerous risks associated with transactions in options. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying index or security in relation to the exercise price of the option, the actual or perceived volatility of the underlying index or security and the time remaining until the expiration date. The premium received for an option written by a Fund is recorded as an asset of the Fund and its obligation under the option contract as an equivalent liability. A Fund then adjusts over time the liability as the market value of the option changes. The value of each written option will be marked to market daily.

A decision as to whether, when and how to write call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

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Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

Because the exercise of index options is settled in cash, sellers of index call options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by a Fund is exercised or closed out, a Fund may be required to sell portfolio securities or to deliver portfolio securities to the option purchaser to satisfy its obligations when it would not otherwise choose to do so, or a Fund may choose to sell portfolio securities to realize gains to offset the losses realized upon option exercise. Such sales or delivery would involve transaction costs borne by a Fund and may also result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact a Fund’s after-tax returns.

Other Derivatives

Each Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Certain investment strategies of a Fund described above may be deemed to involve the issuance or sale of a senior security by the Fund which require the Fund to enter into offsetting transactions or to segregate assets in amounts that would cover the Fund’s potential liabilities consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

The Adviser, on behalf of each of the Funds, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Funds are not currently subject to registration or regulation as a commodity pool operator.

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Other Investment Companies

The Funds may invest in securities issued by other investment companies, including shares of money market funds, exchange traded funds (“ETFs”), open-end and closed-end investment companies, real estate investment trusts and passive foreign investment companies.

ETFs are typically not actively managed. Rather, an ETF’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities. Because of this, an ETF’s price can be volatile. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

The Funds may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund. Also, there may be a limited secondary market for shares of closed-end funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges. The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer. There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

Some of the countries in which the Funds may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, each Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

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Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”) (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Subject to the oversight of the Trust’s Board of Trustees, the Adviser determines and monitors the liquidity of portfolio securities.

Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to a Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

Each Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security. A security’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust’s Board of Trustees.

Certificates of Deposit, Bankers’ Acceptances and Time Deposits

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like certificates of deposits, time deposits earn a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Commercial Paper

The Funds may purchase commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance current operations. The Fund may only invest in commercial paper rated at least “Prime-2” or better by Moody’s or rated “A-2” or better by S&P or, if the security is unrated, the Adviser determines that it is of equivalent quality.

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Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock

Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to a Fund. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issue. Preferred stocks lack voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to a Fund.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. The Funds do not invest in warrants but may receive them pursuant to a corporate event involving one of its portfolio holdings. In addition, the percentage increase or decrease in the market price of a warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

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U.S. Government Securities

The Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae (“FNMA”), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer’s right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

Repurchase Agreements

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

A repurchase agreement is a transaction in which a Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. Repurchase agreements may be viewed as a type of secured lending. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least 102 % of the repurchase price.

The majority of these transactions run from day to day and not more than seven days from the original purchase. However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. A Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.

Borrowing

Each Fund may borrow money from a bank equal to 33 1/3% of its total assets for cash management or investment purposes. Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio. Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order

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to make payments with respect to any borrowing. The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Initial Public Offerings (“IPOs”)

The Adviser generally attempts to allocate IPOs on a pro rata basis. However, due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on a Fund’s performance probably will decline, which could reduce the Fund’s performance. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Temporary Defensive Position

From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

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1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that a Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of a Fund.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of a Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing or holding non-publicly offered debt instruments in accordance with its investment objectives and policies. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Funds will invest no more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the US government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

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Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see “Investment Limitations—Fundamental” above).

1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in fundamental investment limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments. The Funds will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Board generally meets four times a year to review the progress and status of the Trust.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
D’Ray Moore Rice Year of Birth: 1959	Trustee	Indefinite/ July, 2011 to present	Independent Trustee, Diamond Hill Funds 2007 to present	9	Diamond Hill Funds

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Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Steven R. Sutermeister Year of Birth: 1954	Trustee	Indefinite/ July, 2011 to present	President, Vadar Capital LLC, 2008 to present; Senior Vice President and Chief Investment Officer, Union Central Life Insurance Company 1999 to 2008; President and Chief Investment Officer, Summit Investment Partners 1998 to 2008; Chairman and Director, Summit Mutual Funds 1999 to 2008; President and Director, Union Central Mortgage Funding 2002 to 2008; Director, Carillon Investments, Inc. 1999 to 2008; Director, First Franklin Corp. 2009 to 2011	9	Summit Mutual Funds and First Franklin Corp.

Michael M. Van Buskirk Year of Birth: 1947	Trustee	Indefinite/ July, 2011 to present	President and CEO of the Ohio Bankers League 1991to present; Independent Trustee, Boston Trust & Walden Funds 1992 to present; Independent Trustee, Coventry Funds Trust 1997 to present	9	Boston Trust & Walden Funds and Coventry Funds Trust

[1]	The mailing address of each Trustee is 4041 North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust consists of the various series of Advisers Investment Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Dina A. Tantra Year of Birth: 1969	Trustee and President	Indefinite/ September, 2012 to present	Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc., 2008-present; Secretary, General Counsel and Chief Compliance Officer, BHIL Distributors, Inc., 2008-present; Executive Assistant to Chief Legal & Governance Officer, Nationwide Insurance, 2006-2008	9	None

Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/May, 2013 to present	Executive Vice President of The Northern Trust Company, 2008 to Present	9	None

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Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services, Inc. 2009 to present; Senior Vice President, Citi Fund Services Ohio, Inc. from 2002 to 2009.	N/A	N/A

Eimile Moore Year of Birth: 1969	Secretary	Indefinite/ September, 2011 to present	Director, Business Management & Governance Services, Beacon Hill Fund Services, Inc. September, 2011 to present; Vice President, JPMorgan Distribution Services, Inc. 2006-2011.	N/A	N/A

Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services, Inc. 2008 to present; Chief Compliance Officer, Asset Management Funds, November 2009 to present; Chief Compliance Officer of Tributary Funds, Inc., December 2009 to present; Vice President, CCO Services, Citi Fund Services, Inc., 2004 to 2008.	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services 2008 to present; Senior Vice President, Citi Fund Services 2004-2008	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	Vice President	Indefinite/ December, 2012 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present	N/A	N/A

Dana Gentile Year of Birth: 1962	Assistant Secretary	Indefinite/ June, 2013 to present	Director, Beacon Hill Fund Services, Inc. 2013 to present; Senior Vice President Citi Fund Services 1987-2013	N/A	N/A

[1]	The mailing address of each officer is 4041 North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust consists of the various series of Advisers Investment Trust.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2012 in the Funds.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds within the Trust[1] Overseen by Trustee
Dina A. Tantra	None	None
D’Ray Moore Rice	None	None
Peter B. Cherecwich	None	None
Steven R. Sutermeister	None	$10,001-$50,000
Michael M. Van Buskirk	None	$10,001-$50,000

[1]	The Trust consists of the various series of Advisers Investment Trust.

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Trustee Compensation

Trustees who are deemed “interested persons” of the Trust receive no compensation from the Funds. The Trust has no retirement or pension plans. The compensation paid to the Trustees for the fiscal year ended September 30, 2012 for the Trust is set forth in the following table.

Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from the Trust[1]
Dina A. Tantra	$0	$ 0
D’Ray Moore Rice	$0	$11,600
Peter B. Cherecwich	$0	$ 0
Steven R. Sutermeister	$0	$11,600
Michael M. Van Buskirk	$0	$12,250

[1]	The Trust consists of the various series of Advisers Investment Trust.

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. Three of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The Chairman of the Board of Trustees is Michael M. Van Buskirk, who is an independent trustee. The Board has adopted Fund Governance Guidelines to provide guidance for effective leadership. The guidance sets forth criteria for Board membership, trustee orientation and continuing education and annual trustee evaluations. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Trustees to effectively fulfill their fiduciary and oversight obligations. The Board reviews its structure and the structure of its committees annually.

The Trustees have delegated day to day operations to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee (the “Committees”) .

All of the independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer (“CCO”) and legal counsel, stay fully informed regarding management decisions. The Audit Committee will hold at least two regularly scheduled meetings each fiscal year.

The Nominating and Governance Committee nominates candidates for election to the Board of Trustees, makes nominations for membership on all committees and reviews committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Committee holds at least one regularly scheduled meeting each fiscal year. All of the independent Trustees are members of the Committee.

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Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by the Adviser. The Committees and the Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which each Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing each Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

Dina A. Tantra has more than 18 years of legal and compliance industry experience. Ms. Tantra’s experience includes leadership and management roles within the financial services industry working with investment advisers, broker-dealers and financial products, with particular expertise in mutual fund distribution, servicing and governance. She has held various senior leadership positions in the legal, compliance and governance areas and has experience overseeing a staff of legal, finance and compliance experts.

D’Ray Moore Rice has worked for a major service provider to investment managers and mutual funds for over 10 years, including as Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Rice to bring a unique perspective to service provider oversight for the Trust. Ms. Rice’s experience also includes serving as an Independent Trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.

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Steven R. Sutermeister is an experienced financial services executive and has extensive experience in the areas of investments, corporate governance, accounting and compliance. Mr. Sutermeister has extensive mutual fund industry skills and experience including reporting and compliance and regulatory matters and has served as Senior Vice President and Vice President of investment management and investment banking firms.

Michael M. Van Buskirk is the Chairman and Chief Executive Officer of the Ohio Bankers League, a financial trade association. Mr. Van Buskirk formerly was a senior executive of a major financial services company. Mr. Van Buskirk has deep knowledge of the Trust and its service providers, the creation and distribution of financial products and the regulatory framework under which the Trust operates.

Mr. Cherecwich has more than 25 years’ experience in the investment management industry and has extensive product and operational experience, including his years of service both at The Northern Trust Company (“Northern Trust”), as well as State Street Bank. Mr. Cherecwich has served as Executive Vice President and a member of the Operating Group at Northern Trust, as well as Chief Operating Officer for the Corporate & Institutional Services business unit. Prior to joining Northern Trust, Mr. Cherecwich served in various executive and lead operational roles at State Street Bank, including Division Head of Investment Operations Outsourcing and Head of the Product & Technology Solutions Division.

CODE OF ETHICS

The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. Shareholders may obtain a copy of the Code from the Securities and Exchange Commission’s EDGAR web site http://www.sec.gov or by calling the Funds at 866-252-5393 (toll free) or 312-630-6583.

DISTRIBUTION

Financial Intermediaries

The Funds may authorize certain financial intermediaries to accept purchase and redemption orders on its behalf. The Funds will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Funds may enter into agreements with financial intermediaries under which the Fund pays the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, shareholder servicing fees that a financial intermediary may be receiving under an agreement with BHIL Distributors, Inc. (“Distributor”). The Adviser may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its own expense and out of its legitimate profits.

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Payment of Additional Cash Compensation

On occasion, the Adviser may make payments out of its resources and profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges and payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of the Funds, the amount the Funds will receive as proceeds from such sales, or the amount of other expenses paid by the Funds.

Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (2) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

In addition to member firms of the Financial Industry Regulatory Authority, Inc. (“FINRA”), the Adviser or Distributor also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or Distributor or their respective affiliates.

The Adviser, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

Management Ownership

As of the date of this SAI, the Funds have not commenced operations. Therefore, none of the Trustees or officers own any of the shares of the Funds.

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INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) serves as the investment adviser to the Funds. The Adviser’s principal place of business is Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y6QB, United Kingdom. As Adviser, JOHCM makes investment decisions for the Funds and also ensures compliance with each Fund’s investment policies and guidelines. As of June 30, 2013, JOHCM had approximately $16.3 billion in assets under management and advisement.

Under the terms of the Trust’s management agreement with the Adviser (“Management Agreement”), the Adviser subject to the supervision of the Board of Trustees, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. As compensation for management services, the Funds are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Percentage of Average Daily Net Assets
JOHCM Emerging Markets Opportunities Fund	1.05%
JOHCM Global Equity Fund	0.95%
JOHCM International Select Fund	0.89%

The Management Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to waive fees and reimburse expenses of each Fund to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed certain limitations specified in the Expense Limitation Agreement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

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Portfolio Managers

Experience

The Funds are managed using a team-based approach. Each of the Funds is managed by two investment professionals and may be supported by a number of analysts. The members of the Funds’ management teams and the name of the Fund each is responsible for the day-to-day management of are listed below.

Christopher J.D. Lees, CFA

Senior Fund Manager

JOHCM Global Equity Fund

JOHCM International Select Fund

Christopher Lees joined JOHCM in September 2008. Christopher is the Senior Fund Manager for these Funds’ Global and EAFE strategies. Before deciding to join JOHCM, Christopher spent more than 19 years at Baring Asset Management, most recently as Head of the firm’s Global Sector Teams. In addition to this role, Chris was Baring’s Lead Global High Alpha Manager and Lead Manager for the EAFE portfolios. Previously, he held positions as Senior Portfolio Manager, US Equity Team in Boston and as an Analyst in the UK Stock Selection as well as the firm’s Global Asset Allocation team. Chris is a CFA charter holder and holds a BSc with Honours in Geography from London University, England and has lived and worked in the US, Europe and Asia.

Nudgem Richyal, CFA

Fund Manager

JOHCM Global Equity Fund

JOHCM International Select Fund

Nudgem Richyal joined JOHCM in June 2008. Nudgem is a Fund Manager for these Funds’ Global and International/EAFE strategies. Prior to joining JOHCM, Nudgem spent more than seven years at Baring Asset Management (working closely with Christopher Lees), as an Investment Director within the Global Equity Group and investment manager of one of the largest Latin American funds in London (US $1.25 billion as of February, 2008). Further responsibilities included the construction of a soft commodities portfolio and the development of global sector strategies. Before Baring, he worked at Hill Samuel Asset Management London for one year. Nudgem is a CFA charter holder and holds a First Class BSc Honours Degree in Chemistry from the University of Manchester, England. Nudgem was voted FN100 Rising Star 2007 by efinancial news.

James Syme, CFA

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund

James Syme joined JOHCM in May 2011. James is Senior Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, James spent five years at Baring Asset Management (“Baring”) as the Head of Global Emerging Market Equities. At Baring, he and his colleague Paul Wimborne managed the Baring Global Emerging Markets Fund and thirteen other funds and segregated mandates. During this time, peak assets under management for their mandates was over $4 billion. James previously worked at SG Asset Management for nine years as a portfolio manager and as Head of Global Emerging Markets. Previously, James was a portfolio manager at Henderson Investors and an analyst at H Clarkson. James is a CFA charter holder and holds a BA Honours Degree in Geography from the University of Cambridge, England.

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Paul Wimborne

Fund Manager

JOHCM Emerging Markets Opportunities Fund

Paul Wimborne joined JOHCM in April 2011. Paul is Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, Paul spent over four years at Baring Asset Management (“Baring”) as an investment manager in the Global Emerging Markets team led by James Syme. At Baring, Paul was lead or deputy manager for fourteen emerging markets mandates with peak assets under management of over $4 billion. He previously worked at Insight Investment for three years as a fund manager in the Emerging Markets & Asia team and for five years in the Emerging Markets team at Rothschild Asset Management. Paul holds a BSc Honours Degree in Management and Chemical Sciences from the University of Manchester Institute of Science and Technology, England and is an affiliate member of the CFA.

Portfolio Manager Holdings

As of the date of this SAI, the Funds have not commenced operations. Therefore, none of the Trustees or officers own any of the shares of the Funds.

Other Portfolio Manager Information

The portfolio managers are also responsible for managing other account portfolios in addition to the respective Fund which he manages. A portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund investments on the one hand and the investments of the other accounts, on the other. The side-by-side management of a Fund and other accounts presents a variety of potential conflicts of interests. For example, the portfolio manager may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio.

In some cases, another account managed by the same portfolio manager may compensate the Adviser based on performance of the portfolio held by that account. Performance-based fee arrangements may create an incentive for the Adviser to favor higher fee paying accounts over other accounts, including accounts that are charged no performance-based fees, in the allocation of investment opportunities. The Adviser has adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equally.

Another potential conflict could arise in instances in which securities considered as investments for the Funds are also appropriate investments for other investment accounts managed by the Adviser. When a decision is made to buy or sell a security by a Fund and one or more of the other accounts, the adviser may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, the Adviser employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. The Adviser has implemented specific policies and procedures to address any potential conflicts.

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The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of June 30, 2013.

		Number of Accounts		Assets Under Management
	Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Christopher J.D. Lees	Registered Investment Companies	3	0	$1,462.4m	$0m
	Other Pooled Investment Vehicles	2	2	$1,990.6m	$1,990.6m
	Other Accounts	4	0	$1,699.2m	$0m
	Total	9	2	$5,152.5m	$1,990.6m

		Number of Accounts		Assets Under Management
	Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Nudgem Richyal	Registered Investment Companies	3	0	$1,462.4m	$0m
	Other Pooled Investment Vehicles	2	2	$1,990.6m	$1,990.6m
	Other Accounts	4	0	$1,699.2m	$0m
	Total	9	2	$5,152.5m	$1,990.6m

		Number of Accounts		Assets Under Management
	Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
James Syme	Registered Investment Companies	1	0	$1.4m	$0m
	Other Pooled Investment Vehicles	1	1	$90.3m	$90.3m
	Other Accounts	2	0	$97.8m	$0m
	Total	4	1	$189.5m	$90.3m

		Number of Accounts		Assets Under Management
	Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Paul Wimborne	Registered Investment Companies	1	0	$1.4m	$0m
	Other Pooled Investment Vehicles	1	1	$90.3m	$90.3m
	Other Accounts	2	0	$97.80m	$0m
	Total	4	1	$189.5m	$90.3m

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Portfolio Manager Compensation

The Adviser compensates the portfolio managers for their management of the Funds. The portfolio managers’ compensation consists of a combination of some or all of the following: a salary, a share of performance fees earned by the firm from the non-U.S. mutual fund portfolios they manage, and equity interest in the firm based upon volume of assets under management raised.

Fund Services

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Administrator (“Administrator”) for the Funds and serves as the Funds’ Transfer Agent, Custodian and Fund Accounting Agent. The Custodian acts as the Trust’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Trust’s request and maintains records in connection with its duties. The Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. The fees and certain expenses of the Transfer Agent, Custodian, Fund Accounting Agent and Administrator are paid by the Funds.

Beacon Hill Fund Services, Inc. 4041 N. High Street, Suite 402, Columbus, Ohio 43214 provides compliance services, financial controls services and business management and governance services for the Fund. Services are provided to the Fund pursuant to written agreements between the Fund and Beacon Hill Fund Services, Inc. The fees are paid by the Funds.

Distributor

BHIL Distributors, Inc. (“Distributor”), 4041 N. High Street, Columbus, OH 43214, provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers have no role in determining each Funds’ investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.

The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. The Trust in its discretion also may issue shares of the Funds otherwise than through Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Funds with any other investment company or trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trustees; (iv) any sales of shares to Trustees and officers of the Trust or to Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.

Independent Registered Public Accounting Firm

The Board of Trustees will select an independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2013 in accordance with the requirements of the 1940 Act and the rules thereunder. The independent registered public accounting firm will perform an annual audit of the Funds’ financial statements and provides financial, tax and accounting services as requested.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

All decisions concerning the purchase and sale of securities and the allocation of brokerage commissions on behalf of the Funds are made by the Adviser. In selecting broker-dealers to use for such transactions, the Adviser will seek to achieve the best overall result for a Fund taking into consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs. The Adviser will use knowledge of each Fund’s circumstances and requirements to determine the factors that the Adviser takes into account for the purpose of providing each Fund with “best execution.”

In selecting qualified broker-dealers to execute brokerage transactions, the Adviser may consider broker-dealers who provide or procure for the Adviser brokerage or research services or products within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended. Such services and products may include fundamental research reports and technical and portfolio analyses. Certain of the brokerage and research services received may benefit some or all of the Adviser’s clients and accounts under the management of the Adviser and may not benefit directly the Funds. Broker-dealers who provide such services may receive a commission which is in excess of the amount of the commission another broker-dealer may have charged if in the judgment of the Adviser the higher commission is reasonable in relation to the value of the brokerage and research services rendered. All commissions paid, regardless of whether the executing broker-dealer provides research services, will generally be within a competitive range for full service brokers.

Because the Funds are new, they did not pay any brokerage commissions in the last fiscal year.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

•

To persons providing services to the Funds who have a need to know such information in order to fulfill their obligations to the Funds, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

•	In connection with periodic reports that are available to shareholders and the public;

•	To mutual fund rating or statistical agencies or persons performing similar functions;

•	Pursuant to a regulatory request or as otherwise required by law; or

•	To persons approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).

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The Funds disclose portfolio holdings quarterly, in the annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

The Funds makes portfolio holdings available, by request, 30 days after month end. Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Funds. The Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Funds, the Adviser, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the CCO. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the CCO, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Funds’ shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Funds or the Adviser. The CCO will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released on an ad hoc or special basis. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings. The Trust’s CCO monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Funds’ Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Funds’ portfolio holdings and the duty not to trade on the non-public information. The Trust believes that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (NAV) of the shares of each Fund is determined at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”) except for the following days on which the share price of each Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Years’ Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when it is determined that such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. When (i) market quotations are not readily available, (ii) the market quotation or the price provided by the pricing service does not accurately reflect the current market value, (iii) restricted or illiquid securities are being valued, or (iv) an event occurs after the close of trading (but prior to the time a Fund’s NAV is calculated) that materially affects fair value, securities are valued as determined in good faith by the Fair Value Committee established by the Board of Trustees in conformity with policies adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations provided by a pricing vendor, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fair Value Committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 61 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

TAX CONSEQUENCES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Funds. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on net investment income or net realized capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.

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Each Fund intends to distribute substantially all of their net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net realized capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net realized capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and net realized capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its net realized capital gain (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are invested in IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term realized capital loss) generally are taxable to shareholders as ordinary income. However, distributions by a Fund to a non-corporate shareholder may be subject to income tax at the

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shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meets certain holding period and other requirements. Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum income tax rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Distributions of taxable net investment income and net realized capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation.

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Should additional series, or funds, be created by the Trustees, each Fund would be treated as a separate tax entity for federal tax purposes.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Proxy Policy has been approved by the Board of Trustees. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Funds and the Adviser’s interests will be resolved in the Funds’ favor pursuant to the Proxy Policy.

The Adviser’s proxy voting policies and procedures are attached as Appendix A.

MORE INFORMATION. Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the pertinent Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-252-5393 (toll free) or 312-630-6583. Since the Funds have not commenced operations, there have been no proxy votes. In the future, information about how each Fund votes proxies relating to portfolio securities for each 12 month period ending June 30th will be available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at http://www.sec.gov.

FINANCIAL HIGHLIGHTS

Financial information about the Funds is not provided because, as of the date of this Statement of Additional Information, the Funds have not yet commenced operations.

PRO FORMA FINANCIAL STATEMENTS

Under the Reorganization, each DundeeWealth Fund is proposed to be reorganized into the Advisers Investment Trust Fund listed directly opposite such Fund in the table below.

DundeeWealth Funds/Transferring Funds	Advisers Investment Trust/Acquiring Funds
JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Opportunities Fund
JOHCM Global Equity Fund	JOHCM Global Equity Fund
JOHCM International Select Fund	JOHCM International Select Fund

Pro forma financial information has not been prepared for the Reorganization of the DundeeWealth Funds into Advisers Investment Trust because each Transferring Fund will be reorganized into a corresponding newly-organized Acquiring Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Transferring Fund.

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PART C

OTHER INFORMATION

Item 15: Indemnification: Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust which is incorporated by reference. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16. Exhibits.

(1)	Articles of Incorporation.

(i)	Copy of Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment dated March 25, 2011, is hereby incorporated by reference.

(ii)	Copy of Amendment No. 1 dated September 26, 2011 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(iii)	Copy of Amendment No. 2 dated March 13, 2012 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(iv)	Copy of Amendment No. 3 dated January 28, 2013 to Registrant’s Declaration of Trust was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4 dated February 7, 2013, is hereby incorporated by reference.

(v)	Copy of Amendment No. 4 dated June 11, 2013 to Registrant’s Declaration of Trust was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 10 dated July 17, 2013, is hereby incorporated by reference.

(2)	By-Laws.

(i)	Copy of Registrant’s By-Laws, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment dated March 25, 2011, is hereby incorporated by reference.

(3)	Voting Trust Agreements. None

(4)	Agreement of Reorganization.

(i)	Agreement and Plan of Reorganization dated as of August 1, 2013 is filed herewith.

(5)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(6)	Investment Advisory Contracts.

(i)	Investment Advisory Contract between Registrant and JO Hambro Capital Management Limited to be filed by amendment.

(7)	Underwriting Contracts and Form of Distribution Agreement.

(i)	Underwriting Agreement among Registrant and BHIL Distributors to be filed by amendment.

(ii)	Form of Dealer’s Agreement to be filed by amendment.

(8)	Bonus or Profit Sharing Contracts. None.

(9)	Custodial Agreement.

(i)	Custody Agreement between Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule B dated March 13, 2012 to the Custody Agreement between Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(10)	12b-1 Plans and 18f-3 Plans

(i)	Rule 12b-1 Plan: None

(ii)	Rule 18f-3 Plan: To be filed by amendment.

(11)	Legal Opinion and Consent to be filed by amendment.

(12)	Form of Opinion and Consent of Counsel regarding tax matters is filed herewith.

(13)	Other Material Contracts.

(i)	Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule A dated March 13, 2012 to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(iii)	Business Management and Governance Services Agreement between Registrant and Beacon Hill Fund Services, Inc., which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(iv)	Copy of Amended Schedule A dated March 13, 2012 to the Business Management and Governance Services Agreement between Registrant and Beacon Hill Fund Services, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(v)	Copy of Expense Limitation Agreement to be filed by amendment.

(vi)	Fund Administration and Accounting Services Agreement between Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(14)	Other Opinions: Auditor’s Consent is filed herewith.

(15)	Omitted Financial Statements. None.

(16)	Powers of Attorney.

(i)	Copy of the Power of Attorney dated July 10, 2013 for Peter B. Cherecwich is filed herewith.

(ii)	Copy of the Power of Attorney dated July 24, 2013 for D’Ray M. Rice is filed herewith.

(iii)	Copy of the Power of Attorney dated July 10, 2013 for Steven R. Sutermeister is filed herewith.

(iv)	Copy of the Power of Attorney dated July 11, 2013 for Michael Van Buskirk is filed herewith.

(17)	Additional Exhibits:

(i) The Prospectus and Statement of Additional Information for The JOHCM Funds filed in Post-Effective Amendment No. 10 is incorporated by reference.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 Registration Statement has been signed on its behalf by the registrant in the City of Columbus, State of Ohio, on the 2nd day of August, 2013.

Advisers Investment Trust	By:	/s/ Dina A. Tantra
Dina A. Tantra
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/Dina A. Tantra	Trustee and President (Principal Executive Officer)	August 2, 2013
Dina A. Tantra

Peter B. Cherecwich	Trustee	August 2, 2013
Peter B. Cherecwich*

D’Ray M. Rice	Trustee	August 2, 2013
D’Ray M. Rice*

Steven R. Sutermeister	Trustee	August 2, 2013
Steven R. Sutermeister*

Michael M. Van Buskirk	Trustee	August 2, 2013
Michael M. Van Buskirk*

/s/ Troy A. Sheets	Treasurer (Principal Financial Officer)	August 2, 2013
Troy Sheets

By:	/s/ Dina A. Tantra
Dina A. Tantra, as Attorney-in-Fact

*	Pursuant to Power of Attorney

Exhibit Index

1.	Agreement and Plan of Reorganization	Ex. 6.4

2.	Form of Opinion and Consent of Counsel regarding tax matters. Legal Opinion and Consent	Ex. 6.12

3.	Auditor’s Consent	Ex. 16.14

4.	Copy of the Power of Attorney dated July 10, 2013 for Peter B. Cherecwich	Ex. 16.16.i

5.	Copy of the Power of Attorney dated July 24, 2013 for D’Ray M. Rice	Ex. 16.16.ii

6.	Copy of the Power of Attorney dated July 10, 2013 for Steven R. Sutermeister	Ex. 16.16.iii

7.	Copy of the Power of Attorney dated July 11, 2013 for Michael Van Buskirk	Ex. 16.16.iv